NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Subsidiary and Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Global Small Capitalization Fund - Class 2 (AMVGS2)
100 shares (cost $2,258)	$2,523
Growth Fund - Class 2 (AMVGR2)
16,238 shares (cost $904,338)	1,265,564
International Fund - Class 2 (AMVI2)
720 shares (cost $11,802)	15,218
Calvert VP SRI Equity Portfolio (CVSSE)
83 shares (cost $1,734)	2,180
Stock Index Fund, Inc. - Initial Shares (DSIF)
446,126 shares (cost $14,345,083)	18,219,791
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
245 shares (cost $8,079)	10,796
Mid Cap Growth Portfolio- Class 1 (OGGO)
37,779 shares (cost $656,888)	924,835
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,335 shares (cost $129,303)	137,512
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,250 shares (cost $81,641)	117,923
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
17,407 shares (cost $104,507)	145,176
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
50,027 shares (cost $1,969,989)	2,047,103
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
9,727 shares (cost $201,063)	209,217
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
18 shares (cost $322)	413
Research International Series - Service Class (MVRISC)
6,785 shares (cost $74,515)	97,223
Value Series - Service Class (MVFSC)
6,651 shares (cost $77,229)	126,574
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
91,866 shares (cost $1,443,924)	1,982,459
Emerging Markets Debt Portfolio - Class I (MSEM)
36,086 shares (cost $306,634)	296,627
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
8,984 shares (cost $105,441)	129,465
U.S. Real Estate Portfolio - Class I (MSVRE)
1,996 shares (cost $31,453)	31,416
Federated NVIT High Income Bond Fund - Class I (HIBF)
167,790 shares (cost $1,107,736)	1,159,427
NVIT Emerging Markets Fund - Class I (GEM)
75,873 shares (cost $1,260,545)	895,299
NVIT International Equity Fund - Class I (GIG)
3,287 shares (cost $28,040)	35,332
NVIT Nationwide Fund - Class I (TRF)
8,943 shares (cost $83,522)	117,960
NVIT Government Bond Fund - Class I (GBF)
50,266 shares (cost $581,622)	542,868
American Century NVIT Growth Fund - Class I (CAF)
2,339 shares (cost $35,820)	47,035
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
51 shares (cost $462)	637
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
11,499 shares (cost $122,203)	121,317
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,893 shares (cost $31,945)	37,380
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,323 shares (cost $45,960)	58,097
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
326 shares (cost $3,787)	3,844

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Mid Cap Index Fund - Class I (MCIF)
	326,303 shares (cost $6,661,913)	7,968,312
NVIT Money Market Fund - Class I (SAM)
	21,225 shares (cost $21,225)	21,225
NVIT Money Market Fund - Class V (SAM5)
	66,596,799 shares (cost $66,596,799)	66,596,799
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
	6,548 shares (cost $68,350)	86,044
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
	1,131 shares (cost $9,999)	13,476
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
	1,465 shares (cost $25,008)	34,907
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
	17,501 shares (cost $241,907)	287,710
NVIT Multi-Manager Small Company Fund - Class I (SCF)
	25,072 shares (cost $516,909)	690,478
NVIT Multi-Sector Bond Fund - Class I (MSBF)
	3,326 shares (cost $31,116)	30,133
Invesco NVIT Comstock Value Fund - Class I (EIF)
	218 shares (cost $2,326)	3,374
NVIT Real Estate Fund - Class I (NVRE1)
	24,949 shares (cost $238,998)	222,294
VPS Growth and Income Portfolio - Class A (ALVGIA)
	2,328 shares (cost $47,458)	64,725
VPS International Value Portfolio - Class A (ALVIVA)
	4,498 shares (cost $56,657)	67,418
VP Income & Growth Fund - Class I (ACVIG)
	72,931 shares (cost $465,454)	668,774
VP International Fund - Class I (ACVI)
	87,139 shares (cost $688,757)	935,873
VP Mid Cap Value Fund - Class I (ACVMV1)
	7,606 shares (cost $105,970)	140,474
VP Ultra(R) Fund - Class I (ACVU1)
	1,760 shares (cost $18,126)	25,909
VP Value Fund - Class I (ACVV)
	111,939 shares (cost $678,551)	945,883
VP Vista(SM) Fund - Class I (ACVVS1)
	18 shares (cost $310)	416
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
	429,817 shares (cost $5,984,226)	7,994,597
Appreciation Portfolio - Initial Shares (DCAP)
	11,668 shares (cost $462,101)	559,485
International Value Portfolio - Initial Shares (DVIV)
	34,434 shares (cost $361,360)	407,012
Quality Bond Fund II - Primary Shares (FQB)
	191 shares (cost $2,185)	2,186
VIP Asset Manager Portfolio - Initial Class (FAMP)
	133,327 shares (cost $1,929,225)	2,298,561
VIP Contrafund(R) Portfolio - Service Class (FCS)
	22,482 shares (cost $566,425)	769,798
VIP Equity-Income Portfolio - Service Class (FEIS)
	11,943 shares (cost $231,965)	277,087
VIP Growth Opportunities Portfolio - Service Class (FGOS)
	9,226 shares (cost $200,220)	275,941
VIP Growth Portfolio - Service Class (FGS)
	18,363 shares (cost $759,643)	1,046,692
VIP High Income Portfolio - Service Class (FHIS)
	4,999 shares (cost $27,866)	28,842
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
	10,085 shares (cost $130,477)	123,441
VIP Mid Cap Portfolio - Service Class (FMCS)
	18,263 shares (cost $579,891)	660,381
VIP Overseas Portfolio - Service Class (FOS)
	3,488 shares (cost $55,127)	71,720
VIP Value Strategies Portfolio - Service Class (FVSS)
	156,125 shares (cost $1,778,136)	2,238,838

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
158,044 shares (cost $2,662,914)	3,804,125
Templeton Foreign Securities Fund - Class 2 (TIF2)
10,595 shares (cost $146,404)	182,650
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
16,297 shares (cost $302,088)	303,118
Mid Cap Value- Institutional Shares (GVMCE)
90,927 shares (cost $1,235,091)	1,694,888
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2,457 shares (cost $50,161)	59,133
Baron Growth Opportunities Fund Service Class (BNCAI)
2,275 shares (cost $84,000)	102,834
Guardian Portfolio - I Class Shares (AMGP)
3,465 shares (cost $79,327)	92,488
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
31 shares (cost $966)	1,276
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
25,360 shares (cost $224,466)	381,413
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
9,619 shares (cost $325,126)	556,743
Global Securities Fund/VA - Non-Service Shares (OVGS)
84,898 shares (cost $2,628,266)	3,468,950
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
415 shares (cost $8,851)	12,962
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
292 shares (cost $14,059)	21,744
All Asset Portfolio - Administrative Class (PMVAAA)
32,475 shares (cost $361,273)	353,326
Low Duration Portfolio - Administrative Class (PMVLDA)
168,552 shares (cost $1,801,826)	1,788,340
Real Return Portfolio - Administrative Class (PMVRRA)
361,890 shares (cost $5,027,182)	4,559,815
Total Return Portfolio - Administrative Class (PMVTRA)
2,024,919 shares (cost $23,290,716)	22,233,608
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
24,577 shares (cost $264,697)	257,814
Growth and Income Fund - Series I Shares (ACGI)
9,421 shares (cost $172,799)	247,676
VI International Growth Fund - Series I Shares (AVIE)
367 shares (cost $10,254)	12,972
Micro-Cap Portfolio - Investment Class (ROCMC)
77,101 shares (cost $896,245)	989,207
Equity Income Portfolio - II (TREI2)
58,301 shares (cost $1,167,851)	1,654,583
Limited-Term Bond Portfolio (TRLT1)
662 shares (cost $3,258)	3,251
Mid-Cap Growth Portfolio - II (TRMCG2)
8,959 shares (cost $210,885)	241,815
New America Growth Portfolio (TRNAG1)
211 shares (cost $4,972)	5,605
Blue Chip Growth Portfolio (TRBCGP)
3,737 shares (cost $66,683)	70,925
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
259,402 shares (cost $3,593,740)	3,865,093
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
9,825 shares (cost $300,134)	308,409
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,058 shares (cost $8,289)	8,359
Advantage VT Opportunity Fund - Class 2 (SVOF)
32 shares (cost $621)	845

Total Investments	$171,623,983

Accounts Receivable-Global Small Capitalization Fund - Class 2 (AMVGS2)	1
Accounts Receivable-International Fund - Class 2 (AMVI2)	5
Accounts Receivable-Calvert VP SRI Equity Portfolio (CVSSE)	6

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Receivable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)8
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4
Accounts Receivable-NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	9
Accounts Receivable-Invesco NVIT Comstock Value Fund - Class I (EIF)	3
Accounts Receivable-VI International Growth Fund - Series I Shares (AVIE)	4

Other Accounts Payable	(934)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(8)
Accounts Payable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	(1)
Accounts Payable-NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(13)
Accounts Payable-NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(8)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(7)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(10)
Accounts Payable-Quality Bond Fund II - Primary Shares (FQB)	(8)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(1)
Accounts Payable-Main Street Fund(R)/VA - Non-Service Shares (OVGI)	(4)
Accounts Payable-Limited-Term Bond Portfolio (TRLT1)	(4)
Accounts Payable-New America Growth Portfolio (TRNAG1)	(7)
Accounts Payable-Variable Insurance Portfolios - Real Estate Securities (WRRESP)	(3)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(10)

$171,623,005

Contract Owners’ Equity:
Accumulation units	171,623,005

Total Contract Owners’ Equity (note 8)	$171,623,005

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AMVGS2	AMVGR2	AMVI2	CVSSE	DSIF	DSRG	IVKMG1
Reinvested dividends	$1,787,013	19	10,957	191	2	325,188	144	-
Asset charges (note 3)	(389,146)	(4)	(2,979)	(26)	(5)	(37,646)	(29)	(1)

Net investment income (loss)	1,397,867	15	7,978	165	(3)	287,542	115	(1)

Realized gain (loss) on investments	7,032,279	91	39,991	91	735	1,199,950	2,704	219
Change in unrealized gain (loss) on investments	6,962,278	240	264,329	2,349	(176)	3,212,109	968	64

Net gain (loss) on investments	13,994,557	331	304,320	2,440	559	4,412,059	3,672	283

Reinvested capital gains	1,206,578	-	-	-	130	211,810	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,599,002	346	312,298	2,605	686	4,911,411	3,787	282

Investment Activity:	OGGO	JABS	JACAS	JAGTS	JAIGS	LZREMS	LOVMCV	MVRISC
Reinvested dividends	$602	2,767	611	-	58,284	2,920	2	1,590
Asset charges (note 3)	(2,334)	(281)	(290)	(355)	(4,841)	(515)	(2)	(229)

Net investment income (loss)	(1,732)	2,486	321	(355)	53,443	2,405	-	1,361

Realized gain (loss) on investments	156,296	5,620	18,492	9,023	(163,801)	4,984	1,595	162
Change in unrealized gain (loss) on investments	121,864	5,299	12,957	35,125	374,842	(11,039)	(969)	13,904

Net gain (loss) on investments	278,160	10,919	31,449	44,148	211,041	(6,055)	626	14,066

Reinvested capital gains	56,684	6,421	-	-	-	1,215	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$333,112	19,826	31,770	43,793	264,484	(2,435)	626	15,427

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MVFSC	MVIVSC	MSEM	MSVMG	MSVRE	HIBF	GEM	GIG
Reinvested dividends	$1,144	24,702	11,320	322	392	75,091	10,361	173
Asset charges (note 3)	(284)	(4,709)	(762)	(255)	(732)	(2,787)	(2,249)	(96)

Net investment income (loss)	860	19,993	10,558	67	(340)	72,304	8,112	77

Realized gain (loss) on investments	1,851	131,900	10,678	2,527	252,831	6,266	(55,289)	2,790
Change in unrealized gain (loss) on investments	30,764	303,046	(53,118)	28,053	(166,441)	(4,568)	52,612	3,814

Net gain (loss) on investments	32,615	434,946	(42,440)	30,580	86,390	1,698	(2,677)	6,604

Reinvested capital gains	351	-	3,470	2,000	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,826	454,939	(28,412)	32,647	86,050	74,002	5,435	6,681

Investment Activity:	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$1,438	11,164	288	9	2,114	599	914	65
Asset charges (note 3)	(269)	(3,363)	(107)	(1)	(177)	(102)	(151)	(68)

Net investment income (loss)	1,169	7,801	181	8	1,937	497	763	(3)

Realized gain (loss) on investments	3,331	(24,921)	1,484	409	569	2,866	3,856	608
Change in unrealized gain (loss) on investments	24,566	(2,256)	9,506	(142)	(1,347)	3,011	7,638	(396)

Net gain (loss) on investments	27,897	(27,177)	10,990	267	(778)	5,877	11,494	212

Reinvested capital gains	-	6,233	-	-	1,818	-	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	$29,066	(13,143)	11,171	275	2,977	6,374	12,257	256

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MCIF	SAM	SAM5	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF
Reinvested dividends	$83,089	-	-	585	170	-	-	2,114
Asset charges (note 3)	(14,144)	(129)	(146,595)	(213)	(45)	(2)	(328)	(700)

Net investment income (loss)	68,945	(129)	(146,595)	372	125	(2)	(328)	1,414

Realized gain (loss) on investments	882,616	-	-	17,403	6,753	890	51,448	117,871
Change in unrealized gain (loss) on investments	832,634	-	-	3,363	(418)	(317)	(10,313)	(27,391)

Net gain (loss) on investments	1,715,250	-	-	20,766	6,335	573	41,135	90,480

Reinvested capital gains	181,437	-	-	5,312	600	-	1,630	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,965,632	(129)	(146,595)	26,450	7,060	571	42,437	91,894

Investment Activity:	SCF	MSBF	EIF	NVRE1	ALVGIA	ALVIVA	ACVB	ACVCA
Reinvested dividends	$913	1,045	-	3,444	778	3,965	-	-
Asset charges (note 3)	(2,319)	(150)	(15)	(312)	(245)	(124)	(83)	(134)

Net investment income (loss)	(1,406)	895	(15)	3,132	533	3,841	(83)	(134)

Realized gain (loss) on investments	479,232	1,876	4,716	(119)	160,263	1,136	70,912	149,544
Change in unrealized gain (loss) on investments	167,679)	(2,310)	(2,272)	(16,704)	(98,983)	8,029	(60,494)	(120,320)

Net gain (loss) on investments	311,553	(434)	2,444	(16,823)	61,280	9,165	10,418	29,224

Reinvested capital gains	-	-	-	16,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$310,147	461	2,429	2,694	61,813	13,006	10,335	29,090

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ACVIG	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS
Reinvested dividends	$12,736	19,000	1,614	122	14,219	-	-	76,856
Asset charges (note 3)	(1,428)	(2,349)	(348)	(61)	(2,170)	(15)	(6)	(14,245)

Net investment income (loss)	11,308	16,651	1,266	61	12,049	(15)	(6)	62,611

Realized gain (loss) on investments	13,278	(20,805)	11,099	3,140	22,013	17,925	3,801	936,743
Change in unrealized gain (loss) on investments	146,127	196,709	22,458	4,723	199,872	(14,464)	(1,865)	1,294,228

Net gain (loss) on investments	159,405	175,904	33,557	7,863	221,885	3,461	1,936	2,230,971

Reinvested capital gains	-	-	2,111	-	-	-	-	94,509

Net increase (decrease) in contract owners’ equity resulting from operations	$170,713	192,555	36,934	7,924	233,934	3,446	1,930	2,388,091

Investment Activity:	DCAP	DGI	DVIV	FQB	FEIP	FHIP	FAMP	FCP
Reinvested dividends	$10,395	-	6,815	9,515	-	56	34,590	-
Asset charges (note 3)	(1,327)	(50)	(900)	(462)	(15)	(16)	(5,767)	(51)

Net investment income (loss)	9,068	(50)	5,915	9,053	(15)	40	28,823	(51)

Realized gain (loss) on investments	10,922	53,337	10,811	128,598	13,424	7,023	425,465	50,098
Change in unrealized gain (loss) on investments	78,821	(41,574)	57,803	(128,054)	(10,294)	(6,648)	(127,831)	(39,850)

Net gain (loss) on investments	89,743	11,763	68,614	544	3,130	375	297,634	10,248

Reinvested capital gains	1,250	-	-	-	138	-	5,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$100,061	11,713	74,529	9,597	3,253	415	331,828	10,197

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FCS	FEIS	FGOP	FGOS	FGP	FGS	FHIS	FIGBS
Reinvested dividends	$6,844	6,227	3	701	-	1,780	1,677	2,898
Asset charges (note 3)	(1,650)	(697)	(6)	(1,778)	(16)	(2,016)	(105)	(332)

Net investment income (loss)	5,194	5,530	(3)	(1,077)	(16)	(236)	1,572	2,566

Realized gain (loss) on investments	12,138	18,819	7,443	343,777	15,207	81,418	2,425	(855)
Change in unrealized gain (loss) on investments	165,707	27,342	(6,437)	(114,438)	(12,840)	177,084	(1,133)	(6,328)

Net gain (loss) on investments	177,845	46,161	1,006	229,339	2,367	258,502	1,292	(7,183)

Reinvested capital gains	201	17,329	-	129	-	642	-	1,546

Net increase (decrease) in contract owners’ equity resulting from operations	$183,240	69,020	1,003	228,391	2,351	258,908	2,864	(3,071)

Investment Activity:	FMCS	FOP	FOS	FVSS	FTVSV2	TIF2	FTVGI2	GVMCE
Reinvested dividends	$2,443	-	821	16,887	45,481	3,873	13,479	13,286
Asset charges (note 3)	(1,363)	(9)	(166)	(4,881)	(8,595)	(408)	(760)	(3,941)

Net investment income (loss)	1,080	(9)	655	12,006	36,886	3,465	12,719	9,345

Realized gain (loss) on investments	10,007	4,759	5,811	7,413	178,583	8,616	3,208	180,738
Change in unrealized gain (loss) on investments	86,325	(3,569)	11,047	457,958	794,141	21,534	(14,873)	121,975

Net gain (loss) on investments	96,332	1,190	16,858	465,371	972,724	30,150	(11,665)	302,713

Reinvested capital gains	76,358	-	244	-	58,694	-	3,480	128,198

Net increase (decrease) in contract owners’ equity resulting from operations	$173,770	1,181	17,757	477,377	1,068,304	33,615	4,534	440,256

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	SBVSG	BNCAI	AMTB	AMTG	AMGP	AMCG	AMTP	AMFAS
Reinvested dividends	$12	327	-	-	652	-	4,007	-
Asset charges (note 3)	(93)	(194)	(26)	(67)	(143)	(15)	(864)	(1)

Net investment income (loss)	(81)	133	(26)	(67)	509	(15)	3,143	(1)

Realized gain (loss) on investments	202	5,748	439	112,942	5,006	6,469	21,214	1,099
Change in unrealized gain (loss) on investments	9,135	14,092	(194)	(97,118)	8,774	(4,208)	69,775	(819)

Net gain (loss) on investments	9,337	19,840	245	15,824	13,780	2,261	90,989	280

Reinvested capital gains	3,801	6,202	-	-	4,141	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,057	26,175	219	15,757	18,430	2,246	94,132	279

Investment Activity:	OVMS	OVGR	OVB	OVGS	OVGI	OVAG	PMVAAA	PMVLDA
Reinvested dividends	$-	4,868	-	44,388	162	3	15,907	24,225
Asset charges (note 3)	(100)	(1,281)	(89)	(7,891)	(63)	(92)	(547)	(4,288)

Net investment income (loss)	(100)	3,587	(89)	36,497	99	(89)	15,360	19,937

Realized gain (loss) on investments	60,546	87,419	(101,687)	215,286	37,313	50,896	1,244	60,373
Change in unrealized gain (loss) on investments	(46,083)	45,091	101,322	484,298	(28,046)	(36,218)	(11,715)	(95,172)

Net gain (loss) on investments	14,463	132,510	(365)	699,584	9,267	14,678	(10,471)	(34,799)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,363	136,097	(454)	736,081	9,366	14,589	4,889	(14,862)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVRRA	PMVTRA	PIHYB1	ACGI	AVBVI	AVIE	ROCMC	TREI2
Reinvested dividends	$84,470	570,570	8,178	3,279	-	146	4,738	19,521
Asset charges (note 3)	(13,443)	(55,421)	(390)	(601)	(2)	(69)	(2,416)	(3,678)

Net investment income (loss)	71,027	515,149	7,788	2,678	(2)	77	2,322	15,843

Realized gain (loss) on investments	137,758	31,360	2,141	25,000	1,092	6,960	(17,736)	93,542
Change in unrealized gain (loss) on investments	(775,821)	(1,425,700)	(8,902)	42,235	(717)	(2,999)	172,243	264,647

Net gain (loss) on investments	(638,063)	(1,394,340)	(6,761)	67,235	375	3,961	154,507	358,189

Reinvested capital gains	37,183	199,960	14,538	1,938	-	-	24,829	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(529,853)	(679,231)	15,565	71,851	373	4,038	181,658	374,032

Investment Activity:	TRLT1	TRMCG2	TRNAG1	TRBCGP	VWBF	VWEM	VWHA	WRGP
Reinvested dividends	$7	-	-	19	7,653	48,988	3,018	-
Asset charges (note 3)	(1)	(532)	(134)	(28)	(108)	(8,569)	(829)	(1)

Net investment income (loss)	6	(532)	(134)	(9)	7,545	40,419	2,189	(1)

Realized gain (loss) on investments	-	5,455	19,925	4	15,651	1,245	(25,686)	453
Change in unrealized gain (loss) on investments	(7)	41,984	(3,800)	4,243	(26,210)	313,720	52,295	(306)

Net gain (loss) on investments	(7)	47,439	16,125	4,247	(10,559)	314,965	26,609	147

Reinvested capital gains	-	18,729	826	-	62	-	8,626	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1)	65,636	16,817	4,238	(2,952)	355,384	37,424	146

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRRESP	SVDF	SVOF
Reinvested dividends	$79	-	2
Asset charges (note 3)	(20)	(10)	(20)

Net investment income (loss)	59	(10)	(18)

Realized gain (loss) on investments	2,000	15,615	24,163
Change in unrealized gain (loss) on investments	(1,961)	(13,109)	(19,560)

Net gain (loss) on investments	39	2,506	4,603

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$98	2,496	4,585

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AMVGS2		AMVGR2		AMVI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,397,867	1,410,908	15	45	7,978	6,275	165	67
Realized gain (loss) on investments	7,032,279	4,630,593	91	759	39,991	(13,303)	91	(1,496)
Change in unrealized gain (loss) on investments	6,962,278	4,589,124	240	34	264,329	227,677	2,349	21,345
Reinvested capital gains	1,206,578	2,658,342	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,599,002	13,288,967	346	838	312,298	220,649	2,605	19,916

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,075,385	1,101,954	-	-	-	1	-	-
Transfers between funds	-	-	1,473	(2,690)	(207,077)	(190,301)	1,728	(7,794)
Surrenders (note 6)	(14,208,792)	(15,889,860)	-	(3,080)	-	(198,800)	-	(193,753)
Death Benefits (note 4)	(58,704)	(155,804)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,220,929)	(365)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,410,230)	(2,614,565)	(110)	(254)	(24,981)	(24,979)	(371)	(1,358)
Adjustments to maintain reserves	1,045	3,793	(1)	(7)	14	9	3	2

Net equity transactions	(15,822,225)	(17,554,847)	1,362	(6,031)	(232,044)	(414,070)	1,360	(202,903)

Net change in contract owners’ equity	776,777	(4,265,880)	1,708	(5,193)	80,254	(193,421)	3,965	(182,987)
Contract owners’ equity beginning of period	170,846,228	175,112,108	816	6,009	1,185,315	1,378,736	11,258	194,245

Contract owners’ equity end of period	$171,623,005	170,846,228	2,524	816	1,265,569	1,185,315	15,223	11,258

CHANGES IN UNITS:
Beginning units	11,527,101	12,651,243	77	668	101,345	138,625	1,220	24,773
Units purchased	1,404,966	965,078	118	98	159	12,380	254	-
Units redeemed	(2,080,231)	(2,089,220)	(9)	(689)	(18,125)	(49,660)	(115)	(23,553)

Ending units	10,851,836	11,527,101	186	77	83,379	101,345	1,359	1,220

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CVSSE		DSIF		DSRG		IVKMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3)	(9)	287,542	291,199	115	106	(1)	(6)
Realized gain (loss) on investments	735	163	1,199,950	360,408	2,704	1,114	219	(5)
Change in unrealized gain (loss) on investments	(176)	518	3,212,109	849,119	968	515	64	(64)
Reinvested capital gains	130	209	211,810	760,988	-	-	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	686	881	4,911,411	2,261,714	3,787	1,735	282	(74)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	21,971	75,246	-	-	-	-
Transfers between funds	(3,700)	(267)	(1,965,953)	631,385	(2,805)	750	-	3,790
Surrenders (note 6)	(1,081)	-	(1,231,315)	(1,062,985)	(9,199)	-	(3,829)	-
Death Benefits (note 4)	-	-	-	(4,933)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	47	177	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(65)	(169)	(234,009)	(225,797)	(337)	(660)	(46)	(124)
Adjustments to maintain reserves	4	(2)	53	107	11	(5)	2	(1)

Net equity transactions	(4,842)	(438)	(3,409,206)	(586,800)	(12,330)	85	(3,873)	3,665

Net change in contract owners’ equity	(4,156)	443	1,502,205	1,674,914	(8,543)	1,820	(3,591)	3,591
Contract owners’ equity beginning of period	6,342	5,899	16,717,603	15,042,689	19,347	17,527	3,591	-

Contract owners’ equity end of period	$2,186	6,342	18,219,808	16,717,603	10,804	19,347	-	3,591

CHANGES IN UNITS:
Beginning units	330	355	1,172,345	1,210,300	1,519	1,537	366	-
Units purchased	-	-	1,702	98,515	1	35	-	379
Units redeemed	(243)	(25)	(196,923)	(136,470)	(887)	(53)	(366)	(13)

Ending units	87	330	977,124	1,172,345	633	1,519	-	366

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OGGO		JABS		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,732)	(2,195)	2,486	2,849	321	551	(355)	(1,861)
Realized gain (loss) on investments	156,296	154,907	5,620	(4,309)	18,492	8,379	9,023	(158,126)
Change in unrealized gain (loss) on investments	121,864	(57,078)	5,299	8,930	12,957	24,193	35,125	29,099
Reinvested capital gains	56,684	11,094	6,421	8,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	333,112	106,728	19,826	16,467	31,770	33,123	43,793	(130,888)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	(1)	2,128	22,077	-	-
Transfers between funds	(284,646)	178,113	39,394	(19,922)	(18,282)	(31,436)	(24,823)	142,126
Surrenders (note 6)	19,948)	(275)	(23,356)	(26,231)	(58,209)	(6,196)	(60,466)	-
Death Benefits (note 4)	-	-	-	-	-	(1,109)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,216)	(9,867)	(2,416)	(4,364)	(2,839)	(5,310)	(3,148)	(11,371)
Adjustments to maintain reserves	7	13	13	(4)	(5)	(5)	(1)	17

Net equity transactions	(314,803)	167,984	13,635	(50,522)	(77,207)	(21,979)	(88,438)	130,772

Net change in contract owners’ equity	18,309	274,712	33,461	(34,055)	(45,437)	11,144	(44,645)	(116)
Contract owners’ equity beginning of period	906,539	631,827	104,059	138,114	163,354	152,210	189,822	189,938

Contract owners’ equity end of period	$924,848	906,539	137,520	104,059	117,917	163,354	145,177	189,822

CHANGES IN UNITS:
Beginning units	39,822	32,145	5,026	7,544	13,122	15,106	31,347	37,279
Units purchased	-	10,929	1,692	58	152	1,806	-	-
Units redeemed	(11,401)	(3,252)	(1,160)	(2,576)	(6,019)	(3,790)	(13,595)	(5,932)

Ending units	28,421	39,822	5,558	5,026	7,255	13,122	17,752	31,347

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		LZREMS		LOVMCV		MVRISC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$53,443	7,395	2,405	2,655	-	(27)	1,361	1,540
Realized gain (loss) on investments	(163,801)	(21,811)	4,984	(45,034)	1,595	3,687	162	(1,003)
Change in unrealized gain (loss) on investments	374,842	43,178	(11,039)	178,112	(969)	(281)	13,904	11,142
Reinvested capital gains	-	218,344	1,215	2,695	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	264,484	247,106	(2,435)	138,428	626	3,379	15,427	11,679

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,398	608	5,253	56,451	-	-	-	(342)
Transfers between funds	(30,896)	(5,289)	(18,327)	(32,230)	(85)	(31,246)	-	7,620
Surrenders (note 6)	(105,504)	-	-	(793,090)	(6,123)	-	-	-
Death Benefits (note 4)	-	(1,498)	-	-	-	-	-	(4,195)
Net policy repayments (loans) (note 5)	(174,282)	(437)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(39,624)	(43,800)	(12,459)	(15,565)	(60)	(811)	(4,598)	(3,781)
Adjustments to maintain reserves	(8)	23	(4)	11	5	(8)	4	2

Net equity transactions	(347,916)	(50,393)	(25,537)	(784,423)	(6,263)	(32,065)	(4,594)	(696)

Net change in contract owners’ equity	(83,432)	196,713	(27,972)	(645,995)	(5,637)	(28,686)	10,833	10,983
Contract owners’ equity beginning of period	2,130,530	1,933,817	237,188	883,183	6,050	34,736	86,393	75,410

Contract owners’ equity end of period	$2,047,098	2,130,530	209,216	237,188	413	6,050	97,226	86,393

CHANGES IN UNITS:
Beginning units	144,457	148,031	20,917	94,810	457	2,998	9,647	9,778
Units purchased	235	337	1,042	17,767	-	-	-	882
Units redeemed	(22,933)	(3,911)	(3,232)	(91,660)	(433)	(2,541)	(475)	(1,013)

Ending units	121,759	144,457	18,727	20,917	24	457	9,172	9,647

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVFSC		MVIVSC		MSEM		MSVMG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$860	1,104	19,993	21,359	10,558	9,237	67	(251)
Realized gain (loss) on investments	1,851	4,433	131,900	131,490	10,678	17,551	2,527	2,333
Change in unrealized gain (loss) on investments	30,764	9,473	303,046	177,045	(53,118)	42,424	28,053	(5,872)
Reinvested capital gains	351	721	-	-	3,470	-	2,000	11,725

Net increase (decrease) in contract owners’ equity resulting from operations	33,826	15,731	454,939	329,894	(28,412)	69,212	32,647	7,935

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(404)	811	40	-	-	3,817	44
Transfers between funds	-	(13,686)	(254,091)	(766,370)	15,741	(18,587)	18,272	5,961
Surrenders (note 6)	-	-	-	(319,449)	(34,328)	(243,320)	(26,638)	-
Death Benefits (note 4)	-	(6,328)	-	-	-	-	-	(1,094)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,686)	(4,681)	(40,330)	(40,146)	(18,743)	(20,187)	(2,548)	(3,032)
Adjustments to maintain reserves	(7)	7	(6)	20	19	(13)	8	5

Net equity transactions	(5,693)	(25,092)	(293,616)	(1,125,905)	(37,311)	(282,107)	(7,089)	1,884

Net change in contract owners’ equity	28,133	(9,361)	161,323	(796,011)	(65,723)	(212,895)	25,558	9,819
Contract owners’ equity beginning of period	98,436	107,797	1,821,129	2,617,140	362,363	575,258	103,914	94,095

Contract owners’ equity end of period	$126,569	98,436	1,982,452	1,821,129	296,640	362,363	129,472	103,914

CHANGES IN UNITS:
Beginning units	9,603	12,156	112,571	187,079	11,179	20,882	8,329	8,177
Units purchased	-	-	942	12,936	1,245	7,989	1,433	495
Units redeemed	(474)	(2,553)	(17,261)	(87,444)	(2,370)	(17,692)	(2,195)	(343)

Ending units	9,129	9,603	96,252	112,571	10,054	11,179	7,567	8,329

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVRE		HIBF		GEM		GIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(340)	5,088	72,304	82,219	8,112	2,522	77	456
Realized gain (loss) on investments	252,831	237,903	6,266	68,188	(55,289)	(16,353)	2,790	1,702
Change in unrealized gain (loss) on investments	(166,441)	(77,077)	(4,568)	6,255	52,612	161,117	3,814	7,726
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,050	165,914	74,002	156,662	5,435	147,286	6,681	9,884

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,630	38,969	3,336	35,819	-	-	-	-
Transfers between funds	(15,590)	4,918	9,244	33,535	(164)	(80)	(11,415)	(11,364)
Surrenders (note 6)	(929,478)	(509,837)	(15,321)	(435,909)	(89,818)	-	(38,113)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(204)	(105)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,038)	(18,082)	(17,053)	(19,093)	(22,782)	(27,112)	(763)	(2,230)
Adjustments to maintain reserves	(16)	2	(22)	17	(2)	(3)	(1)	4

Net equity transactions	(946,492)	(484,030)	(20,020)	(385,736)	(112,766)	(27,195)	(50,292)	(13,590)

Net change in contract owners’ equity	(860,442)	(318,116)	53,982	(229,074)	(107,331)	120,091	(43,611)	(3,706)
Contract owners’ equity beginning of period	891,850	1,209,966	1,105,429	1,334,503	1,002,619	882,528	78,948	82,654

Contract owners’ equity end of period	$31,408	891,850	1,159,411	1,105,429	895,288	1,002,619	35,337	78,948

CHANGES IN UNITS:
Beginning units	25,358	40,069	50,293	69,521	38,432	39,554	5,764	6,959
Units purchased	188	1,436	607	3,519	-	1	-	19
Units redeemed	(24,636)	(16,147)	(1,507)	(22,747)	(4,283)	(1,123)	(3,569)	(1,214)

Ending units	910	25,358	49,393	50,293	34,149	38,432	2,195	5,764

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF		GBF		CAF		GVIX2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,169	1,137	7,801	60,016	181	153	-	(1)
Realized gain (loss) on investments	3,331	40,432	(24,921)	38,992	1,484	6,891	-	(118)
Change in unrealized gain (loss) on investments	24,566	(15,291)	(2,256)	(102,030)	9,506	(2,802)	-	-
Reinvested capital gains	-	-	6,233	98,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,066	26,278	(13,143)	95,634	11,171	4,242	-	(119)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	723	7,764	24,167	228,365	-	356	-	-
Transfers between funds	(741)	(92,245)	155,270	23,895	726	25,946	-	(949)
Surrenders (note 6)	(15,015)	(116,765)	(2,717,467)	(2,147,542)	(7,908)	(12,008)	-	-
Death Benefits (note 4)	-	-	-	(3,570)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,548)	(2,744)	(23,785)	(58,114)	(743)	(1,277)	-	(10)
Adjustments to maintain reserves	(4)	(4)	18	15	1	(1)	-	108

Net equity transactions	(16,585)	(203,994)	(2,561,797)	(1,956,951)	(7,924)	13,016	-	(851)

Net change in contract owners’ equity	12,481	(177,716)	(2,574,940)	(1,861,317)	3,247	17,258	-	(970)
Contract owners’ equity beginning of period	105,472	283,188	3,117,813	4,979,130	43,788	26,530	-	970

Contract owners’ equity end of period	$117,953	105,472	542,873	3,117,813	47,035	43,788	-	-

CHANGES IN UNITS:
Beginning units	7,947	24,150	151,647	257,571	4,812	3,316	-	141
Units purchased	49	634	10,374	17,754	79	2,948	-	-
Units redeemed	(1,200)	(16,837)	(133,045)	(123,678)	(897)	(1,452)	-	(141)

Ending units	6,796	7,947	28,976	151,647	3,994	4,812	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDA		GVIDC		GVIDM		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$8	35	1,937	91	497	777	763	919
Realized gain (loss) on investments	409	38	569	17	2,866	300	3,856	1,804
Change in unrealized gain (loss) on investments	(142)	320	(1,347)	101	3,011	3,219	7,638	5,620
Reinvested capital gains	-	-	1,818	83	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	275	393	2,977	292	6,374	4,296	12,257	8,343

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(279)	(69)	146,031	194	(17,788)	29,243	(2,018)	(8,550)
Surrenders (note 6)	(2,121)	-	(32,034)	-	(5,327)	(11,283)	(19,279)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(33)	(112)	(1,778)	(305)	(633)	(1,559)	(1,422)	(1,739)
Adjustments to maintain reserves	4	(9)	(5)	(9)	(17)	4	(6)	6

Net equity transactions	(2,429)	(190)	112,214	(120)	(23,765)	16,405	(22,725)	(10,283)

Net change in contract owners’ equity	(2,154	203	115,191	172	(17,391)	20,701	(10,468)	(1,940)
Contract owners’ equity beginning of period	2,790	2,587	6,120	5,948	54,758	34,057	68,559	70,499

Contract owners’ equity end of period	$636	2,790	121,311	6,120	37,367	54,758	58,091	68,559

CHANGES IN UNITS:
Beginning units	167	179	408	416	3,360	2,310	4,093	4,776
Units purchased	-	-	9,535	13	-	1,872	-	-
Units redeemed	(137)	(12)	(2,209)	(21)	(1,389)	(822)	(1,252)	(683)

Ending units	30	167	7,734	408	1,971	3,360	2,841	4,093

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMC		MCIF		SAM		SAM5
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3)	99	68,945	48,862	(129)	(798)	(146,595)	(150,306)
Realized gain (loss) on investments	608	33	882,616	643,927	-	-	-	-
Change in unrealized gain (loss) on investments	(396)	336	832,634	(184,003)	-	-	-	-
Reinvested capital gains	47	28	181,437	372,780	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	256	496	1,965,632	881,566	(129)	(798)	(146,595)	(150,306)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	726	-	-	-	1,873,706	47
Transfers between funds	1,286	111	287,705	(333,593)	-	-	8,107,388	1,731,446
Surrenders (note 6)	(3,944)	-	(54,363)	-	-	-	(1,412,920)	(890,275)
Death Benefits (note 4)	-	-	-	-	-	-	(12,695)	(22,179)
Net policy repayments (loans) (note 5)	-	-	-	-	(286,983)	-	(270,697)	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(588)	(242)	(59,836)	(47,992)	(5,867)	(6,205)	(793,576)	(773,431)
Adjustments to maintain reserves	(7)	(6)	3	52	(5)	8	83	433

Net equity transactions	(3,253)	(137)	174,235	(381,533)	(292,855)	(6,197)	7,491,289	46,041

Net change in contract owners’ equity	(2,997)	359	2,139,867	500,033	(292,984)	(6,995)	7,344,694	(104,265)
Contract owners’ equity beginning of period	6,833	6,474	5,828,438	5,328,405	314,207	321,202	59,252,087	59,356,352

Contract owners’ equity end of period	$3,836	6,833	7,968,305	5,828,438	21,223	314,207	66,596,781	59,252,087

CHANGES IN UNITS:
Beginning units	428	437	263,729	282,523	23,201	23,658	5,176,806	5,173,120
Units purchased	65	7	12,226	8	-	-	879,413	189,045
Units redeemed	(275)	(16)	(4,065)	(18,802)	(21,630)	(457)	(225,637)	(185,359)

Ending units	218	428	271,890	263,729	1,571	23,201	5,830,582	5,176,806

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLG1		NVMLV1		NVMMG1		SCGF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$372	277	125	468	(2)	(18)	(328)	(638)
Realized gain (loss) on investments	17,403	6,971	6,753	(127)	890	106	51,448	1,071
Change in unrealized gain (loss) on investments	3,363	8,513	(418)	7,262	(317)	164	(10,313)	28,602
Reinvested capital gains	5,312	3,405	600	-	-	699	1,630	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,450	19,166	7,060	7,603	571	951	42,437	29,035

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(17,312)	(25,573)	(1,264)	(9,147)	(10)	427	(241,169)	(6,532)
Surrenders (note 6)	(55,953)	-	(36,484)	-	(8,019)	-	(10,696)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,919)	(4,060)	(629)	(1,899)	(66)	(367)	(3,231)	(7,704)
Adjustments to maintain reserves	(2)	5	6	1	3	(4)	6	7

Net equity transactions	(75,186)	(29,628)	(38,371)	(11,045)	(8,092)	56	(255,090)	(14,229)

Net change in contract owners’ equity	(48,736)	(10,462)	(31,311)	(3,442)	(7,521)	1,007	(212,653)	14,806
Contract owners’ equity beginning of period	134,777	145,239	44,791	48,233	7,521	6,514	247,569	232,763

Contract owners’ equity end of period	$86,041	134,777	13,480	44,791	-	7,521	34,916	247,569

CHANGES IN UNITS:
Beginning units	12,651	15,823	3,865	4,891	683	678	13,920	14,809
Units purchased	-	-	-	25	-	40	-	17
Units redeemed	(6,642)	(3,172)	(3,004)	(1,051)	(683)	(35)	(12,556)	(906)

Ending units	6,009	12,651	861	3,865	-	683	1,364	13,920

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF		SCF		MSBF		EIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,414	1,781	(1,406)	(1,641)	895	3,000	(15)	181
Realized gain (loss) on investments	117,871	2,770	479,232	226,586	1,876	788	4,716	531
Change in unrealized gain (loss) on investments	(27,391)	48,140	(167,679)	12,897	(2,310)	1,700	(2,272)	2,325
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,894	52,691	310,147	237,842	461	5,488	2,429	3,037

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,881	-	(3,873)	1,194	-	-	-	-
Transfers between funds	(47,117)	(2,066)	(36,883)	(391,871)	(104,378)	116,697	(14)	(1,938)
Surrenders (note 6)	(58,936)	-	(946,221)	(8,248)	(21,163)	(3,360)	(17,496)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(148,266)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(9,146)	(10,655)	(14,153)	(21,547)	(3,567)	(3,432)	(205)	(712)
Adjustments to maintain reserves	(1)	14	(14)	29	4	1	6	-

Net equity transactions	(111,319)	(12,707)	(1,149,410)	(420,443)	(129,104)	109,906	(17,709)	(2,650)

Net change in contract owners’ equity	(19,425)	39,984	(839,263)	(182,601)	(128,643)	115,394	(15,280)	387
Contract owners’ equity beginning of period	307,137	267,153	1,529,722	1,712,323	158,777	43,383	18,657	18,270

Contract owners’ equity end of period	$287,712	307,137	690,459	1,529,722	30,134	158,777	3,377	18,657

CHANGES IN UNITS:
Beginning units	10,860	11,349	58,855	75,903	7,603	2,326	1,323	1,531
Units purchased	-	4	1,241	113	38	6,806	-	-
Units redeemed	(3,596)	(493)	(41,187)	(17,161)	(6,178)	(1,529)	(1,146)	(208)

Ending units	7,264	10,860	18,909	58,855	1,463	7,603	177	1,323

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVRE1		ALVGIA		ALVIVA		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,132	-	533	20,268	3,841	294	(83)	4,963
Realized gain (loss) on investments	(119)	-	160,263	103,789	1,136	(58,773)	70,912	1,526
Change in unrealized gain (loss) on investments	(16,704)	-	(98,983)	109,593	8,029	114,820	(60,494)	23,024
Reinvested capital gains	16,385	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,694	-	61,813	233,650	13,006	56,341	10,335	29,513

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	1,194	6,222	66,803	-	-
Transfers between funds	223,707	-	(1,508,572)	1,286,578	(994)	(8,298)	-	(1,005)
Surrenders (note 6)	-	-	(17,006)	(18,448)	-	(745,827)	(283,936)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,108)	-	(2,701)	(15,100)	(1,733)	(4,861)	(2,376)	(13,658)
Adjustments to maintain reserves	(10)	-	17	(3)	-	3	(6)	6

Net equity transactions	219,589	-	(1,528,262)	1,254,221	3,495	(692,180)	(286,318)	(14,657)

Net change in contract owners’ equity	222,283	-	(1,466,449)	1,487,871	16,501	(635,839)	(275,983)	14,856
Contract owners’ equity beginning of period	-	-	1,531,183	43,312	50,917	686,756	275,983	261,127

Contract owners’ equity end of period	$222,283	-	64,734	1,531,183	67,418	50,917	-	275,983

CHANGES IN UNITS:
Beginning units	-	-	80,947	2,684	7,048	108,779	16,745	17,669
Units purchased	9,340	-	1	80,162	991	9,847	-	-
Units redeemed	(169)	-	(78,406)	(1,899)	(437)	(111,578)	(16,745)	(924)

Ending units	9,171	-	2,542	80,947	7,602	7,048	-	16,745

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVI		ACVMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(134)	(1,107)	11,308	8,912	16,651	5,985	1,266	2,831
Realized gain (loss) on investments	149,544	7,235	13,278	67,002	(20,805)	(67,214)	11,099	10,305
Change in unrealized gain (loss) on investments	(120,320)	31,550	146,127	(11,031)	196,709	244,267	22,458	7,564
Reinvested capital gains	-	24,301	-	-	-	-	2,111	10,806

Net increase (decrease) in contract owners’ equity resulting from operations	29,090	61,979	170,713	64,883	192,555	183,038	36,934	31,506

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	9,592	81,260	-	1,481	-	4
Transfers between funds	-	1,508	28,895	38,946	12,895	(90,891)	(37,230)	(24,566)
Surrenders (note 6)	(464,670)	-	(15,841)	(133,553)	(283,743)	(10,522)	-	(124,880)
Death Benefits (note 4)	-	-	-	(3,045)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,854)	(21,959)	(10,626)	(9,718)	(22,056)	(26,283)	(9,046)	(9,239)
Adjustments to maintain reserves	8	2	(4)	11	(4)	12	(3)	(2)

Net equity transactions	(468,516)	(20,449)	12,016	(26,099)	(292,908)	(126,203)	(46,279)	(158,683)

Net change in contract owners’ equity	(439,426)	41,530	182,729	38,784	(100,353)	56,835	(9,345)	(127,177)
Contract owners’ equity beginning of period	439,426	397,896	486,041	447,257	1,036,228	979,393	149,815	276,992

Contract owners’ equity end of period	$-	439,426	668,770	486,041	935,875	1,036,228	140,470	149,815

CHANGES IN UNITS:
Beginning units	17,464	18,298	31,725	33,414	66,912	76,433	12,263	26,309
Units purchased	-	61	2,044	8,225	826	102	147	9,550
Units redeemed	(17,464)	(895)	(1,549)	(9,914)	(18,246)	(9,623)	(3,551)	(23,596)

Ending units	-	17,464	32,220	31,725	49,492	66,912	8,859	12,263

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVU1		ACVV		ACVVS1		DVMCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$61	(89)	12,049	21,155	(15)	(120)	(6)	(1,328)
Realized gain (loss) on investments	3,140	3,877	22,013	235,261	17,925	(180)	3,801	(23,141)
Change in unrealized gain (loss) on investments	4,723	1,473	199,872	(92,649)	(14,464)	6,916	(1,865)	(1,335)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,924	5,261	233,934	163,767	3,446	6,616	1,930	(25,804)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	879	-	-	-	-	-	-
Transfers between funds	(665)	(2,252)	3,334	(70,399)	(46)	446	-	35,300
Surrenders (note 6)	(15,226)	(5,672)	(60,334)	-	(50,821)	-	(22,200)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(538)	(1,350)	(25,047)	(29,175)	(431)	(2,378)	(179)	(7,497)
Adjustments to maintain reserves	(11)	6	(9)	12	(14)	5	7	(1)

Net equity transactions	(16,440)	(8,389)	(82,056)	(99,562)	(51,312)	(1,927)	(22,372)	27,802

Net change in contract owners’ equity	(8,516)	(3,128)	151,878	64,205	(47,866)	4,689	(20,442)	1,998
Contract owners’ equity beginning of period	34,418	37,546	793,999	729,794	48,272	43,583	20,442	18,444

Contract owners’ equity end of period	$25,902	34,418	945,877	793,999	406	48,272	-	20,442

CHANGES IN UNITS:
Beginning units	2,529	3,135	37,784	39,691	3,394	3,534	947	1,020
Units purchased	-	62	42	-	-	33	-	310
Units redeemed	(1,137)	(668)	(3,570)	(1,907)	(3,372)	(173)	(947)	(383)

Ending units	1,392	2,529	34,256	37,784	22	3,394	-	947

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVSCS		DCAP		DGI		DVIV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$62,611	13,579	9,068	72,869	(50)	1,892	5,915	8,682
Realized gain (loss) on investments	936,743	796,738	10,922	286,369	53,337	566	10,811	2,611
Change in unrealized gain (loss) on investments	1,294,228	(202,215)	78,821	(87,592)	(41,574)	22,816	57,803	27,240
Reinvested capital gains	94,509	192,636	1,250	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,388,091	800,738	100,061	271,646	11,713	25,274	74,529	38,533

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,723	(320)	2,195	10,051	-	-	-	-
Transfers between funds	(161,113)	(173,307)	(33,340)	(209,008)	-	513	12,494	2,297
Surrenders (note 6)	(22,457)	(560)	(21,875)	(39,974)	(172,977)	-	(16,333)	-
Death Benefits (note 4)	-	(315)	-	(1,955)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(60,432)	(46,986)	(8,613)	(22,442)	(1,437)	(7,845)	(11,144)	(10,851)
Adjustments to maintain reserves	14	44	(6)	8	(1)	2	14	4

Net equity transactions	(242,265)	(221,444)	(61,639)	(263,320)	(174,415)	(7,330)	(14,969)	(8,550)

Net change in contract owners’ equity	2,145,826	579,294	38,422	8,326	(162,702)	17,944	59,560	29,983
Contract owners’ equity beginning of period	5,848,779	5,269,485	521,058	512,732	162,702	144,758	347,462	317,479

Contract owners’ equity end of period	$7,994,605	5,848,779	559,480	521,058	-	162,702	407,022	347,462

CHANGES IN UNITS:
Beginning units	300,667	312,895	29,420	31,920	12,802	13,415	20,511	21,062
Units purchased	1,119	4,677	105	544	-	43	581	140
Units redeemed	(9,134)	(16,905)	(3,375)	(3,044)	(12,802)	(656)	(1,508)	(691)

Ending units	292,652	300,667	26,150	29,420	-	12,802	19,584	20,511

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FEIP		FHIP		FAMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,053	7,053	(15)	1,335	40	2,937	28,823	33,445
Realized gain (loss) on investments	128,598	1,683	13,424	25	7,023	(73)	425,465	101,174
Change in unrealized gain (loss) on investments	(128,054)	130,809	(10,294)	2,862	(6,648)	4,006	(127,831)	184,912
Reinvested capital gains	-	-	138	2,924	-	-	5,371	19,305

Net increase (decrease) in contract owners’ equity resulting from operations	9,597	139,545	3,253	7,146	415	6,870	331,828	338,836

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	1,277	-
Transfers between funds	(3,147,733)	2,786,732	-	47	-	(358)	(159,496)	(1,036,883)
Surrenders (note 6)	(27,147)	-	(50,610)	-	(54,529)	-	(482,437)	-
Death Benefits (note 4)	-	-	-	-	-	-	(17,798)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,189)	(23,773)	(420)	(2,294)	(463)	(2,638)	(26,334)	(45,461)
Adjustments to maintain reserves	(5)	8	(4)	9	(9)	11	9	21

Net equity transactions	(3,181,074)	2,762,967	(51,034)	(2,238)	(55,001)	(2,985)	(684,779)	(1,082,323)

Net change in contract owners’ equity	(3,171,477)	2,902,512	(47,781)	4,908	(54,586)	3,885	(352,951)	(743,487)
Contract owners’ equity beginning of period	3,173,655	271,143	47,781	42,873	54,586	50,701	2,651,517	3,395,004

Contract owners’ equity end of period	$2,178	3,173,655	-	47,781	-	54,586	2,298,566	2,651,517

CHANGES IN UNITS:
Beginning units	155,678	14,557	3,223	3,384	2,572	2,722	165,902	238,337
Units purchased	-	142,328	-	4	-	-	-	-
Units redeemed	(155,572)	(1,207)	(3,223)	(165)	(2,572)	(150)	(41,295)	(72,435)

Ending units	106	155,678	-	3,223	-	2,572	124,607	165,902

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FCP		FCS		FEIS		FGOP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(51)	1,799	5,194	5,142	5,530	7,298	(3)	27
Realized gain (loss) on investments	50,098	816	12,138	45,998	18,819	44,243	7,443	116
Change in unrealized gain (loss) on investments	(39,850)	21,308	165,707	196,407	27,342	(25,461)	(6,437)	2,866
Reinvested capital gains	-	-	201	-	17,329	18,248	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,197	23,923	183,240	247,547	69,020	44,328	1,003	3,009

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	27,558	142,549	4,273	20,921	-	-
Transfers between funds	-	187	(27,092)	(131,460)	(23,691)	(141,817)	-	13
Surrenders (note 6)	(175,428)	-	(8,329)	(1,540,635)	(28,043)	-	(18,733)	-
Death Benefits (note 4)	-	-	-	(6,631)	-	(1,905)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,461)	(8,156)	(16,766)	(22,197)	(6,795)	(6,247)	(155)	(884)
Adjustments to maintain reserves	5	(3)	-	13	(3)	(10)	(2)	7

Net equity transactions	(176,884)	(7,972)	(24,629)	(1,558,361)	(54,259)	(129,058)	(18,890)	(864)

Net change in contract owners’ equity	(166,687)	15,951	158,611	(1,310,814)	14,761	(84,730)	(17,887)	2,145
Contract owners’ equity beginning of period	166,687	150,736	611,185	1,921,999	262,316	347,046	17,887	15,742

Contract owners’ equity end of period	$-	166,687	769,796	611,185	277,077	262,316	-	17,887

CHANGES IN UNITS:
Beginning units	8,838	9,281	26,600	102,095	15,961	24,684	1,358	1,426
Units purchased	-	10	1,143	7,311	208	1,305	-	1
Units redeemed	(8,838)	(453)	(2,035)	(82,806)	(2,966)	(10,028)	(1,358)	(69)

Ending units	-	8,838	25,708	26,600	13,203	15,961	-	1,358

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGOS		FGP		FGS		FHIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,077)	841	(16)	190	(236)	1,623	1,572	3,966
Realized gain (loss) on investments	343,777	101,143	15,207	176	81,418	121,633	2,425	(239)
Change in unrealized gain (loss) on investments	(114,438)	110,530	(12,840)	6,753	177,084	(22,058)	(1,133)	5,901
Reinvested capital gains	129	-	-	-	642	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	228,391	212,514	2,351	7,119	258,908	101,198	2,864	9,628

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	593	-	-
Transfers between funds	(450,071)	101,362	-	(103)	229,331	(16,129)	(12,796)	(13,757)
Surrenders (note 6)	(928,071)	(37,078)	(56,056)	-	(8,740)	(31,695)	(35,280)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(76,619)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,251)	(25,665)	(471)	(2,719)	(23,364)	(19,094)	(935)	(1,336)
Adjustments to maintain reserves	1	2	(6)	9	(1)	10	(7)	6

Net equity transactions	(1,390,392)	38,621	(56,533)	(2,813)	120,607	(66,315)	(49,018)	(15,087)

Net change in contract owners’ equity	(1,162,001)	251,135	(54,182)	4,306	379,515	34,883	(46,154)	(5,459)
Contract owners’ equity beginning of period	1,437,936	1,186,801	54,182	49,876	667,181	632,298	74,995	80,454

Contract owners’ equity end of period	$275,935	1,437,936	-	54,182	1,046,696	667,181	28,841	74,995

CHANGES IN UNITS:
Beginning units	118,550	116,596	4,878	5,137	43,279	46,936	4,770	5,829
Units purchased	-	7,123	-	-	13,245	37	-	-
Units redeemed	(101,997)	(5,169)	(4,878)	(259)	(6,549)	(3,694)	(3,033)	(1,059)

Ending units	16,553	118,550	-	4,878	49,975	43,279	1,737	4,770

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIGBS		FMCS		FOP		FOS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,566	3,053	1,080	826	(9)	461	655	1,197
Realized gain (loss) on investments	(855)	(145)	10,007	249,240	4,759	(404)	5,811	(10,907)
Change in unrealized gain (loss) on investments	(6,328)	405	86,325	(126,772)	(3,569)	4,729	11,047	26,819
Reinvested capital gains	1,546	3,211	76,358	41,395	-	91	244	249

Net increase (decrease) in contract owners’ equity resulting from operations	(3,071)	6,524	173,770	164,689	1,181	4,877	17,757	17,358

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(96)	7,171	77,025	-	-	220	21,713
Transfers between funds	2,803	104,307	43,430	(43,680)	-	312	(3,026)	(107,994)
Surrenders (note 6)	(20,132)	-	(50,145)	(1,001,166)	(29,123)	-	(3,698)	(5,687)
Death Benefits (note 4)	-	-	-	-	-	-	-	(173)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,543)	(4,486)	(22,126)	(25,860)	(246)	(1,332)	(1,832)	(2,557)
Adjustments to maintain reserves	(5)	3	(4)	8	(1)	3	(5)	(3)

Net equity transactions	(22,877)	99,728	(21,674)	(993,673)	(29,370)	(1,017)	(8,341)	(94,701)

Net change in contract owners’ equity	(25,948)	106,252	152,096	(828,984)	(28,189)	3,860	9,416	(77,343)
Contract owners’ equity beginning of period	149,386	43,134	508,276	1,337,260	28,189	24,329	62,295	139,638

Contract owners’ equity end of period	$123,438	149,386	660,372	508,276	-	28,189	71,711	62,295

CHANGES IN UNITS:
Beginning units	10,117	3,082	29,402	88,464	2,129	2,213	4,388	11,827
Units purchased	191	7,359	4,153	11,551	-	25	25	1,612
Units redeemed	(1,766)	(324)	(5,412)	(70,613)	(2,129)	(109)	(529)	(9,051)

Ending units	8,542	10,117	28,143	29,402	-	2,129	3,884	4,388

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS		FTVSV2		TIF2		FTVGI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,006	(1,317)	36,886	18,265	3,465	4,600	12,719	22,938
Realized gain (loss) on investments	7,413	(18,213)	178,583	(14,272)	8,616	(586)	3,208	3,154
Change in unrealized gain (loss) on investments	457,958	(1,727)	794,141	553,357	21,534	24,826	(14,873)	37,437
Reinvested capital gains	-	-	58,694	-	-	-	3,480	602

Net increase (decrease) in contract owners’ equity resulting from operations	477,377	(21,257)	1,068,304	557,350	33,615	28,840	4,534	64,131

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	8,095	32,303	-	1,481	-	40
Transfers between funds	1,784,521	33,296	(605,771)	(240,747)	21,276	9,604	(32,920)	(12,007)
Surrenders (note 6)	(21,581)	-	(23,083)	(403,153)	(54,155)	(8,111)	-	(290,640)
Death Benefits (note 4)	-	-	(28,211)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(24,484)	(7,503)	(35,406)	(34,671)	(3,531)	(5,575)	(19,632)	(20,978)
Adjustments to maintain reserves	3	17	16	28	(8)	12	9	6

Net equity transactions	1,738,459	25,810	(684,360)	(646,240)	(36,418)	(2,589)	(52,543)	(323,579)

Net change in contract owners’ equity	2,215,836	4,553	383,944	(88,890)	(2,803)	26,251	(48,009)	(259,448)
Contract owners’ equity beginning of period	23,011	18,458	3,420,190	3,509,080	185,450	159,199	351,135	610,583

Contract owners’ equity end of period	$2,238,847	23,011	3,804,134	3,420,190	182,647	185,450	303,126	351,135

CHANGES IN UNITS:
Beginning units	1,235	1,256	212,425	257,331	8,854	8,964	21,221	42,354
Units purchased	93,341	438	599	3,517	832	639	1,382	18,644
Units redeemed	(2,229)	(459)	(39,167)	(48,423)	(2,577)	(749)	(4,532)	(39,777)

Ending units	92,347	1,235	173,857	212,425	7,109	8,854	18,071	21,221

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVMCE		SBVSG		BNCAI		AMTB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,345	13,064	(81)	29	133	495	(26)	2,470
Realized gain (loss) on investments	180,738	131,958	202	(25)	5,748	69,659	439	(636)
Change in unrealized gain (loss) on investments	121,975	94,496	9,135	(162)	14,092	(53,722)	(194)	2,022
Reinvested capital gains	128,198	-	3,801	837	6,202	3,230	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	440,256	239,518	13,057	679	26,175	19,662	219	3,856

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,351	-	1,723	21	-	593	-	-
Transfers between funds	(146,550)	(132,676)	24,767	20,437	26,653	(141,094)	-	(219)
Surrenders (note 6)	(64,013)	(250)	-	-	(16,472)	(19,076)	(89,292)	-
Death Benefits (note 4)	-	-	-	(315)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(19,089)	(18,742)	(851)	(383)	(1,132)	(3,147)	(757)	(4,534)
Adjustments to maintain reserves	16	6	(9)	6	1	8	(6)	11

Net equity transactions	(228,285)	(151,662)	25,630	19,766	9,050	(162,716)	(90,055)	(4,742)

Net change in contract owners’ equity	211,971	87,856	38,687	20,445	35,225	(143,054)	(89,836)	(886)
Contract owners’ equity beginning of period	1,482,931	1,395,075	20,445	-	67,611	210,665	89,836	90,722

Contract owners’ equity end of period	$1,694,902	1,482,931	59,132	20,445	102,836	67,611	-	89,836

CHANGES IN UNITS:
Beginning units	60,565	67,330	1,631	-	2,707	9,949	6,551	6,903
Units purchased	2,062	4,514	1,639	1,688	877	45	-	-
Units redeemed	(10,408)	(11,279)	(54)	(57)	(637)	(7,287)	(6,551)	(352)

Ending units	52,219	60,565	3,216	1,631	2,947	2,707	-	6,551

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTG		AMGP		AMCG		AMTP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(67)	(545)	509	23	(15)	(73)	3,143	562
Realized gain (loss) on investments	112,942	2,038	5,006	16,941	6,469	3,101	21,214	5,406
Change in unrealized gain (loss) on investments	(97,118)	23,061	8,774	(8,028)	(4,208)	915	69,775	42,896
Reinvested capital gains	-	-	4,141	667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,757	24,554	18,430	9,603	2,246	3,943	94,132	48,864

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	2,753	41	-	-	-	-
Transfers between funds	-	1,760	47,214	(41,234)	(1,706)	(10,701)	(379)	(12,490)
Surrenders (note 6)	(230,707)	-	(18,997)	-	(25,911)	-	(48,130)	-
Death Benefits (note 4)	-	-	-	(1,100)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,914)	(10,833)	(1,416)	(2,439)	(211)	(1,031)	(4,955)	(6,383)
Adjustments to maintain reserves	2	(4)	18	(9)	(6)	(3)	-	6

Net equity transactions	(232,619)	(9,077)	29,572	(44,741)	(27,834)	(11,735)	(53,464)	(18,867)

Net change in contract owners’ equity	(216,862)	15,477	48,002	(35,138)	(25,588)	(7,792)	40,668	29,997
Contract owners’ equity beginning of period	216,862	201,385	44,495	79,633	26,863	34,655	340,752	310,755

Contract owners’ equity end of period	$-	216,862	92,497	44,495	1,275	26,863	381,420	340,752

CHANGES IN UNITS:
Beginning units	16,127	16,821	2,743	5,520	1,254	1,814	22,906	24,296
Units purchased	-	132	2,519	-	-	-	-	24
Units redeemed	(16,127)	(826)	(1,144)	(2,777)	(1,209)	(560)	(3,305)	(1,414)

Ending units	-	16,127	4,118	2,743	45	1,254	19,601	22,906

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMFAS		OVMS		OVGR		OVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1)	(11)	(100)	3,512	3,587	2,696	(89)	13,873
Realized gain (loss) on investments	1,099	77	60,546	(6,164)	87,419	56,263	(101,687)	(6,957)
Change in unrealized gain (loss) on investments	(819)	283	(46,083)	39,222	45,091	25,180	101,322	21,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	279	349	14,363	36,570	136,097	84,139	(454)	28,351

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	(538)	-	-
Transfers between funds	-	446	-	(1,245)	(1,402)	(106,120)	-	(2,676)
Surrenders (note 6)	(4,930)	-	(341,984)	-	(86,489)	-	(299,871)	-
Death Benefits (note 4)	-	-	-	-	-	(8,680)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(82,214)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(43)	(239)	(2,850)	(16,096)	(14,143)	(23,602)	(2,547)	(14,881)
Adjustments to maintain reserves	3	(3)	(2)	7	10	1	3	(4)

Net equity transactions	(4,970)	204	(344,836)	(17,334)	(184,238)	(138,939)	(302,415)	(17,561)

Net change in contract owners’ equity	(4,691)	553	(330,473)	19,236	(48,141)	(54,800)	(302,869)	10,790
Contract owners’ equity beginning of period	4,691	4,138	330,473	311,237	604,894	659,694	302,869	292,079

Contract owners’ equity end of period	$-	4,691	-	330,473	556,753	604,894	-	302,869

CHANGES IN UNITS:
Beginning units	328	314	25,431	26,839	36,864	45,765	23,703	25,148
Units purchased	-	31	-	-	-	44	-	-
Units redeemed	(328)	(17)	(25,431)	(1,408)	(10,646)	(8,945)	(23,703)	(1,445)

Ending units	-	328	-	25,431	26,218	36,864	-	23,703

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGI		OVAG		PMVAAA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,497	28,716	99	913	(89)	(358)	15,360	2,061
Realized gain (loss) on investments	215,286	158,772	37,313	(125)	50,896	3,432	1,244	17,551
Change in unrealized gain (loss) on investments	484,298	69,867	(28,046)	18,833	(36,218)	17,543	(11,715)	31,454
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	736,081	257,355	9,366	19,621	14,589	20,617	4,889	51,066

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	1,595,064	(359,689)	(3,280)	(614)	(3,662)	(2,254)	318,691	(3,188,435)
Surrenders (note 6)	(101,615)	(6,066)	(26,131)	-	(48,225)	-	(12,571)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(99,997)	-	(81,714)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(38,331)	(18,521)	(2,514)	(3,319)	(2,521)	(3,845)	(6,834)	(4,308)
Adjustments to maintain reserves	5	10	(4)	9	-	7	13	(4)

Net equity transactions	1,455,123	(384,266)	(131,926)	(3,924)	(136,122)	(6,092)	299,299	(3,192,747)

Net change in contract owners’ equity	2,191,204	(126,911)	(122,560)	15,697	(121,533)	14,525	304,188	(3,141,681)
Contract owners’ equity beginning of period	1,277,740	1,404,651	135,518	119,821	143,275	128,750	49,145	3,190,826

Contract owners’ equity end of period	$3,468,944	1,277,740	12,958	135,518	21,742	143,275	353,333	49,145

CHANGES IN UNITS:
Beginning units	76,332	101,503	10,241	10,556	10,092	10,534	2,739	203,903
Units purchased	104,666	3,325	-	27	-	25	18,044	1
Units redeemed	(17,807)	(28,496)	(9,496)	(342)	(8,963)	(467)	(1,095)	(201,165)

Ending units	163,191	76,332	745	10,241	1,129	10,092	19,688	2,739

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLDA		PMVRRA		PMVTRA		PIHYB1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,937	41,934	71,027	34,860	515,149	565,827	7,788	2,060
Realized gain (loss) on investments	60,373	3,799	137,758	241,052	31,360	209,476	2,141	305
Change in unrealized gain (loss) on investments	(95,172)	84,234	(775,821)	(150,945)	(1,425,700)	819,020	(8,902)	1,654
Reinvested capital gains	-	-	37,183	229,186	199,960	518,624	14,538	1,573

Net increase (decrease) in contract owners’ equity resulting from operations	(14,862)	129,967	(529,853)	354,153	(679,231)	2,112,947	15,565	5,592

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	2,938	48,332	871	4,408	45,923	-	-
Transfers between funds	(2,357,744)	2,847,570	607,761	135,261	(3,959,621)	(1,037,726)	229,241	8,872
Surrenders (note 6)	(25,877)	(13,041)	(129,980)	(940,146)	(62,448)	(2,547,034)	(26,531)	-
Death Benefits (note 4)	-	(25,454)	-	(33,566)	-	(25,417)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(40,337)	(52,177)	(88,119)	(79,266)	(291,644)	(275,414)	(4,986)	(1,468)
Adjustments to maintain reserves	155	(78)	(187)	24	835	2,659	35	7

Net equity transactions	(2,423,803)	2,759,758	437,807	(916,822)	(4,308,470)	(3,837,009)	197,759	7,411

Net change in contract owners’ equity	(2,438,665)	2,889,725	(92,046)	(562,669)	(4,987,701)	(1,724,062)	213,324	13,003
Contract owners’ equity beginning of period	4,226,951	1,337,226	4,651,679	5,214,348	27,220,600	28,944,662	44,496	31,493

Contract owners’ equity end of period	$1,788,286	4,226,951	4,559,633	4,651,679	22,232,899	27,220,600	257,820	44,496

CHANGES IN UNITS:
Beginning units	284,774	95,127	236,204	287,234	1,439,924	1,675,293	1,876	1,537
Units purchased	41,655	195,938	63,704	25	25,220	25,533	9,120	415
Units redeemed	(205,488)	(6,291)	(44,231)	(51,055)	(262,700)	(260,902)	(1,271)	(76)

Ending units	120,941	284,774	255,677	236,204	1,202,444	1,439,924	9,725	1,876

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACGI		AVBVI		AVIE		ROCMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,678	3,574	(2)	62	77	1,195	2,322	(3,387)
Realized gain (loss) on investments	25,000	25,152	1,092	123	6,960	4,602	(17,736)	(24,661)
Change in unrealized gain (loss) on investments	42,235	23,850	(717)	660	(2,999)	7,949	172,243	145,816
Reinvested capital gains	1,938	-	-	-	-	-	24,829	23,181

Net increase (decrease) in contract owners’ equity resulting from operations	71,851	52,576	373	845	4,038	13,746	181,658	140,949

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	35	-	-	-	46	3,623	88,335
Transfers between funds	(71,615)	(48,676)	-	(940)	(31,555)	(41,625)	(180,309)	(532,264)
Surrenders (note 6)	-	(219,800)	(5,467)	-	(11,910)	(6,720)	(55,712)	(465,628)
Death Benefits (note 4)	-	-	-	-	-	(1,012)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,570)	(16,439)	(45)	(251)	(729)	(2,732)	(12,223)	(23,080)
Adjustments to maintain reserves	(1)	2	5	(3)	11	(13)	(7)	16

Net equity transactions	(87,186)	(284,878)	(5,507)	(1,194)	(44,183)	(52,056)	(244,628)	(932,621)

Net change in contract owners’ equity	(15,335)	(232,302)	(5,134)	(349)	(40,145)	(38,310)	(62,970)	(791,672)
Contract owners’ equity beginning of period	263,005	495,307	5,134	5,483	53,121	91,431	1,052,160	1,843,832

Contract owners’ equity end of period	$247,670	263,005	-	5,134	12,976	53,121	989,190	1,052,160

CHANGES IN UNITS:
Beginning units	22,814	49,129	339	425	2,673	5,302	40,576	76,287
Units purchased	877	16,561	-	-	1	35	790	3,392
Units redeemed	(7,628)	(42,876)	(339)	(86)	(2,124)	(2,664)	(9,761)	(39,103)

Ending units	16,063	22,814	-	339	550	2,673	31,605	40,576

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TREI2		TRLT1		TRMCG2		TRNAG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$15,843	22,903	6	-	(532)	(470)	(134)	147
Realized gain (loss) on investments	93,542	87,566	-	-	5,455	(18,524)	19,925	14,712
Change in unrealized gain (loss) on investments	264,647	102,087	(7)	-	41,984	21,967	(3,800)	6,262
Reinvested capital gains	-	-	-	-	18,729	19,685	826	583

Net increase (decrease) in contract owners’ equity resulting from operations	374,032	212,556	(1)	-	65,636	22,658	16,817	21,704

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	879	101	-	-	38,580	-	76
Transfers between funds	(12,184)	(142,828)	3,164	-	17,293	(1,718)	(64,295)	(188,720)
Surrenders (note 6)	(61,180)	(7,205)	-	-	(51,631)	(46,607)	(9,370)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	(1,330)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(16,740)	(17,542)	(13)	-	(4,046)	(6,944)	(1,321)	(2,887)
Adjustments to maintain reserves	39	(6)	(4)	-	28	(17)	(12)	7

Net equity transactions	(90,065)	(166,702)	3,248	-	(38,356)	(16,706)	(74,998)	(192,854)

Net change in contract owners’ equity	283,967	45,854	3,247	-	27,280	5,952	(58,181)	(171,150)
Contract owners’ equity beginning of period	1,370,636	1,324,782	-	-	214,553	208,601	63,779	234,929

Contract owners’ equity end of period	$1,654,603	1,370,636	3,247	-	241,833	214,553	5,598	63,779

CHANGES IN UNITS:
Beginning units	72,021	81,188	-	-	7,391	8,144	3,811	15,840
Units purchased	1,476	104	317	-	482	1,342	-	-
Units redeemed	(6,143)	(9,271)	(2)	-	(1,750)	(2,095)	(3,568)	(12,029)

Ending units	67,354	72,021	315	-	6,123	7,391	243	3,811

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRBCGP		VWBF		VWEM		VWHA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(9)	-	7,545	7,325	40,419	(3,302)	2,189	1,694
Realized gain (loss) on investments	4	-	15,651	234	1,245	(24,152)	(25,686)	(41,337)
Change in unrealized gain (loss) on investments	4,243	-	(26,210)	6,366	313,720	360,778	52,295	20,541
Reinvested capital gains	-	-	62	5,207	-	-	8,626	51,084

Net increase (decrease) in contract owners’ equity resulting from operations	4,238	-	(2,952)	19,132	355,384	333,324	37,424	31,982

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,094	-	-	-	-	-	-	38
Transfers between funds	64,853	-	-	(3,040)	2,304,464	(57,829)	(41,458)	39,943
Surrenders (note 6)	-	-	(364,889)	-	(155,451)	-	(127,297)	(233,520)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(260)	-	(3,109)	(18,563)	(66,254)	(36,410)	(19,729)	(24,066)
Adjustments to maintain reserves	7	-	(9)	2	13	16	(29)	39

Net equity transactions	66,694	-	(368,007)	(21,601)	2,082,772	(94,223)	(188,513)	(217,566)

Net change in contract owners’ equity	70,932	-	(370,959)	(2,469)	2,438,156	239,101	(151,089)	(185,584)
Contract owners’ equity beginning of period	-	-	370,959	373,428	1,426,941	1,187,840	459,485	645,069

Contract owners’ equity end of period	$70,932	-	-	370,959	3,865,097	1,426,941	308,396	459,485

CHANGES IN UNITS:
Beginning units	-	-	17,206	18,236	46,580	50,207	12,664	18,335
Units purchased	4,984	-	-	-	73,183	10	-	7,267
Units redeemed	(19)	-	(17,206)	(1,030)	(6,850)	(3,637)	(4,955)	(12,938)

Ending units	4,965	-	-	17,206	112,913	46,580	7,709	12,664

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGP		WRRESP		SVDF		SVOF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1)	(6)	59	62	(10)	(82)	(18)	(89)
Realized gain (loss) on investments	453	199	2,000	4,139	15,615	354	24,163	1,771
Change in unrealized gain (loss) on investments	(306)	(113)	(1,961)	(1,329)	(13,109)	4,808	(19,560)	6,147
Reinvested capital gains	-	272	-	-	-	-	-	20

Net increase (decrease) in contract owners’ equity resulting from operations	146	352	98	2,872	2,496	5,080	4,585	7,849

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	1	-	-	-	-
Transfers between funds	-	(17)	4,129	(4,417)	-	370	(3,095)	(79)
Surrenders (note 6)	(3,238)	-	(8,035)	(4,760)	(35,493)	-	(58,134)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(27)	(154)	(502)	(814)	(292)	(1,630)	(504)	(2,712)
Adjustments to maintain reserves	5	(6)	1	(8)	13	(4)	(15)	5

Net equity transactions	(3,260)	(177)	(4,407)	(9,998)	(35,772)	(1,264)	(61,748)	(2,786)

Net change in contract owners’ equity	(3,114)	175	(4,309)	(7,126)	(33,276)	3,816	(57,163)	5,063
Contract owners’ equity beginning of period	3,114	2,939	12,665	19,791	33,276	29,460	57,998	52,935

Contract owners’ equity end of period	$-	3,114	8,356	12,665	-	33,276	835	57,998

CHANGES IN UNITS:
Beginning units	195	207	818	1,501	1,158	1,204	3,441	3,619
Units purchased	-	40	245	-	-	13	-	20
Units redeemed	(195)	(52)	(528)	(683)	(1,158)	(59)	(3,403)	(198)

Ending units	-	195	535	818	-	1,158	38	3,441

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MLVLC2		AVCDI
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	(3)
Realized gain (loss) on investments	-	(3)	-	1,373
Change in unrealized gain (loss) on investments	-	20	-	(896)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	17	-	474

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-
Transfers between funds	-	(625)	-	(3,857)
Surrenders (note 6)	-	-	-	-
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(6)	-	(60)
Adjustments to maintain reserves	-	1	-	(1)

Net equity transactions	-	(630)	-	(3,918)

Net change in contract owners’ equity	-	(613)	-	(3,444)
Contract owners’ equity beginning of period	-	613	-	3,444

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	52	-	195
Units purchased	-	-	-	-
Units redeemed	-	(52)	-	(195)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)*
AMERICAN FUNDS GROUP (THE)
Asset Allocation Fund - Class 2 (AMVAA2)*
Bond Fund - Class 2 (AMVBD2)*
Global Small Capitalization Fund - Class 2 (AMVGS2)
Growth Fund - Class 2 (AMVGR2)
International Fund - Class 2 (AMVI2)
BLACKROCK FUNDS
Large Cap Core V.I. Fund - Class II (MLVLC2)*
CALVERT GROUP
Calvert VP SRI Equity Portfolio (CVSSE)
DAVIS FUNDS
Value Portfolio (DAVVL)*
DELAWARE GROUP
VIP Emerging Markets Series: Service Class (DWVEMS)*
VIP Small Cap Value Series: Service Class (DWVSVS)*
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)*
INVESCO INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Growth Portfolio- Class 1 (OGGO)
Mid Cap Value Portfolio: Class 1 (JPMMV1)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)*
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
LORD ABBETT FUNDS
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
MASSACHUSETTS FINANCIAL SERVICES CO.
New Discovery Series - Service Class (MNDSC)*
Research International Series - Service Class (MVRISC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Emerging Markets Debt Portfolio - Class I (MSEM)
Global Real Estate Portfolio - Class II (VKVGR2)*
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class I (HIBF)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT International Equity Fund - Class I (GIG)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)*
NVIT Cardinal Balanced Fund - Class I (NVCRB1)*
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*
NVIT Cardinal Conservative Fund - Class I (NVCCN1)*
NVIT Cardinal Moderate Fund - Class I (NVCMD1)*
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)*
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)*
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class II (GVIX2)*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)*
Invesco NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS International Value Portfolio - Class A (ALVIVA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)*
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP International Fund - Class I (ACVI)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
MidCap Stock Portfolio - Initial Shares (DVMCS)*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Growth and Income Portfolio - Initial Shares (DGI)*
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)*
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)*
High Income Portfolio - Initial Class (FHIP)*
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund(R) Portfolio - Initial Class (FCP)*
VIP Contrafund(R) Portfolio - Service Class (FCS)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)*
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Opportunities Portfolio - Service Class (FGOS)
VIP Growth Portfolio - Initial Class (FGP)*
VIP Growth Portfolio - Service Class (FGS)
VIP High Income Portfolio - Service Class (FHIS)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)*
VIP Overseas Portfolio - Service Class (FOS)
VIP Value Strategies Portfolio - Service Class (FVSS)
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Mid Cap Value- Institutional Shares (GVMCE)
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*
VIT Growth Opportunities Fund - Service Shares (GVGOPS)*
PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Baron Growth Opportunities Fund Service Class (BNCAI)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)*
Growth Portfolio - I Class Shares (AMTG)*
Guardian Portfolio - I Class Shares (AMGP)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)*
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)*
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Core Bond Fund/VA - Non-Service Shares (OVB)*
Global Securities Fund/VA - Non-Service Shares (OVGS)
International Growth Fund/VA - Non-Service Shares (OVIG)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*
Low Duration Portfolio - Administrative Class (PMVLDA)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)*
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
Growth and Income Fund - Series I Shares (ACGI)
VI Value Opportunities Fund - Series I Shares (AVBVI)*
VI High Yield Fund - Series I Shares (AVHY1)*
VI International Growth Fund - Series I Shares (AVIE)
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
T. ROWE PRICE
Equity Income Portfolio - II (TREI2)
Limited-Term Bond Portfolio (TRLT1)
Mid-Cap Growth Portfolio - II (TRMCG2)
New America Growth Portfolio (TRNAG1)
Personal Strategy Balanced Portfolio (TRPSB1)*
Blue Chip Growth Portfolio (TRBCGP)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)*
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)*
Variable Insurance Portfolios - Growth (WRGP)*
Variable Insurance Portfolios - High Income (WRHIP)*
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
Variable Insurance Portfolios - Science and Technology (WRSTP)*
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)*
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target Premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% plus 6.5% of Premium payments for the base (non-rider) portion of the specified amount in excess of target Premium plus 6.5% of Premium payments for the rider portion of the specified amount (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $ 7,517 and $ 14,567, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $ 1,860,902 and $ 4,383, respectively, and total transfers from the Account to the fixed account were $ 1,249,974 and $ 3,582,884, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$171,623,983	$0	$0	$171,623,983

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Global Small Capitalization Fund - Class 2 (AMVGS2)	$1,952	579
Growth Fund - Class 2 (AMVGR2)	88,246	312,319
International Fund - Class 2 (AMVI2)	2,221	700
Calvert VP SRI Equity Portfolio (CVSSE)	318	5,038
Stock Index Fund, Inc. - Initial Shares (DSIF)	4,630,694	7,540,541
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,017	13,243
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	-	3,876
Mid Cap Growth Portfolio- Class 1 (OGGO)	79,481	339,334
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	98,941	76,412
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,351	89,232
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	7,523	96,315
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	64,915	359,375
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	52,283	74,195
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	186	6,456
Research International Series - Service Class (MVRISC)	1,590	4,827
Value Series - Service Class (MVFSC)	1,495	5,969
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	164,359	437,967
Emerging Markets Debt Portfolio - Class I (MSEM)	96,800	120,101
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	29,964	34,994
U.S. Real Estate Portfolio - Class I (MSVRE)	11,430	958,244
Federated NVIT High Income Bond Fund - Class I (HIBF)	96,097	43,788
NVIT Emerging Markets Fund - Class I (GEM)	10,377	115,027
NVIT International Equity Fund - Class I (GIG)	345	50,558
NVIT Nationwide Fund - Class I (TRF)	2,003	17,414
NVIT Government Bond Fund - Class I (GBF)	304,950	2,852,726
American Century NVIT Growth Fund - Class I (CAF)	1,642	9,385
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	10	2,435
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	149,669	33,695
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,195	25,445
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,770	27,727
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	146,321	149,524
NVIT Mid Cap Index Fund - Class I (MCIF)	3,148,856.00	2,724,218
NVIT Money Market Fund - Class I (SAM)	-	292,978
NVIT Money Market Fund - Class V (SAM5)	20,780,363	13,435,575
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,908	78,406
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	2,449	40,100
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	-	8,099
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,798	255,589
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	230,003	339,905
NVIT Multi-Manager Small Company Fund - Class I (SCF)	347,722	1,498,517
NVIT Multi-Sector Bond Fund - Class I (MSBF)	89,590	217,803
Invesco NVIT Comstock Value Fund - Class I (EIF)	597	18,328
NVIT Real Estate Fund - Class I (NVRE1)	243,536	4,419
VPS Growth and Income Portfolio - Class A (ALVGIA)	4,364	1,532,105
VPS International Value Portfolio - Class A (ALVIVA)	15,496	8,159
VP Balanced Fund - Class I (ACVB)	-	286,395
VP Capital Appreciation Fund - Class I (ACVCA)	-	468,656
VP Income & Growth Fund - Class I (ACVIG)	54,921	31,590
VP International Fund - Class I (ACVI)	54,774	331,024
VP Mid Cap Value Fund - Class I (ACVMV1)	16,965	59,863
VP Ultra(R) Fund - Class I (ACVU1)	1,855	18,223
VP Value Fund - Class I (ACVV)	44,868	114,863
VP Vista(SM) Fund - Class I (ACVVS1)	-	51,313
MidCap Stock Portfolio - Initial Shares (DVMCS)	-	22,386
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,632,699	2,717,831
Appreciation Portfolio - Initial Shares (DCAP)	48,256	99,575
Growth and Income Portfolio - Initial Shares (DGI)	-	174,463
International Value Portfolio - Initial Shares (DVIV)	43,517	52,583
Quality Bond Fund II - Primary Shares (FQB)	23,012	3,195,021

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

Equity-Income Portfolio - Initial Class (FEIP)	138	51,045
High Income Portfolio - Initial Class (FHIP)	56	55,007
VIP Asset Manager Portfolio - Initial Class (FAMP)	469,854	1,120,439
VIP Contrafund(R) Portfolio - Initial Class (FCP)	-	176,940
VIP Contrafund(R) Portfolio - Service Class (FCS)	56,617	75,849
VIP Equity-Income Portfolio - Service Class (FEIS)	39,059	70,456
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	3	18,893
VIP Growth Opportunities Portfolio - Service Class (FGOS)	33,961	1,425,297
VIP Growth Portfolio - Initial Class (FGP)	-	56,543
VIP Growth Portfolio - Service Class (FGS)	303,087	182,068
VIP High Income Portfolio - Service Class (FHIS)	4,495	51,933
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	10,242	29,001
VIP Mid Cap Portfolio - Service Class (FMCS)	195,161	139,390
VIP Overseas Portfolio - Initial Class (FOP)	-	29,377
VIP Overseas Portfolio - Service Class (FOS)	20,637	28,074
VIP Value Strategies Portfolio - Service Class (FVSS)	1,801,777	51,313
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	370,970	959,748
Templeton Foreign Securities Fund - Class 2 (TIF2)	40,659	73,602
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	67,068	103,420
Mid Cap Value- Institutional Shares (GVMCE)	306,806	397,557
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	30,364	1,006
Baron Growth Opportunities Fund Service Class (BNCAI)	46,182	30,795
Short Duration Bond Portfolio - I Class Shares (AMTB)	-	90,076
Growth Portfolio - I Class Shares (AMTG)	-	232,686
Guardian Portfolio - I Class Shares (AMGP)	55,102	20,897
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	304	28,146
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	4,009	54,328
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	0	4,974
Capital Income Fund/VA - Non-Service Shares (OVMS)	0	344,934
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	5,083	185,742
Core Bond Fund/VA - Non-Service Shares (OVB)	-	302,505
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,885,085	393,461
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	505	132,326
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	915	137,121
All Asset Portfolio - Administrative Class (PMVAAA)	334,520	19,874
Low Duration Portfolio - Administrative Class (PMVLDA)	808,497	3,212,517
Real Return Portfolio - Administrative Class (PMVRRA)	2,050,659	1,504,468
Total Return Portfolio - Administrative Class (PMVTRA)	5,989,576	9,583,748
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	252,083	31,995
Growth and Income Fund - Series I Shares (ACGI)	23,482	106,050
VI Value Opportunities Fund - Series I Shares (AVBVI)	-	5,514
VI International Growth Fund - Series I Shares (AVIE)	1,474	45,592
Micro-Cap Portfolio - Investment Class (ROCMC)	108,467	325,933
Equity Income Portfolio - II (TREI2)	227,733	301,986
Limited-Term Bond Portfolio (TRLT1)	3,265	7
Mid-Cap Growth Portfolio - II (TRMCG2)	93,296	113,482
New America Growth Portfolio (TRNAG1)	2,455	76,748
Blue Chip Growth Portfolio (TRBCGP)	66,835	157
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	7,715	368,105
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,365,300	242,118
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	42,022	219,690
Variable Insurance Portfolios - Growth (WRGP)	-	3,266
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,646	8,996
Advantage VT Discovery Fund (SVDF)	-	35,796
Advantage VT Opportunity Fund - Class 2 (SVOF)	2	61,752

Total	$51,989,860	$65,208,177

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2013	0.25%	186	$ 13.568501	$2,524	1.10%	27.96%
2012	0.25%	77	10.603877	816	1.26%	17.88%
2011	0.25%	668	8.995318	6,009	0.02%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2013	0.25%	83,379	15.178510	1,265,569	0.92%	29.78%
2012	0.25%	101,345	11.695843	1,185,315	0.74%	17.60%
2011	0.25%	138,625	9.945799	1,378,736	0.66%	-4.52%
International Fund - Class 2 (AMVI2)
2013	0.20%	1,359	11.201722	15,223	1.44%	21.39%
2012	0.20%	1,220	9.227767	11,258	0.31%	17.67%
2011	0.20%	15,072	7.842030	118,195	1.62%	-21.58%	5/2/2011
2011	0.25%	9,701	7.839419	76,050	1.62%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2011	0.25%	52	11.782911	613	0.25%	1.95%
2010	0.25%	38	11.557561	439	0.75%	8.71%
2009	0.25%	42	10.631422	447	0.07%	22.05%
Calvert VP SRI Equity Portfolio (CVSSE)
2013	0.25%	87	25.124785	2,186	0.06%	30.72%
2012	0.25%	330	19.219603	6,342	0.10%	15.66%
2011	0.25%	355	16.617281	5,899	0.00%	-1.59%
2010	0.25%	424	16.885673	7,160	0.04%	16.97%
2009	0.25%	844	14.435757	12,184	0.39%	33.92%
Stock Index Fund, Inc. - Initial Shares(DSIF)
2013	0.10%	30,357	17.887136	543,000	1.83%	31.90%
2013	0.20%	711,361	18.112582	12,884,584	1.83%	31.76%
2013	0.25%	235,406	20.357272	4,792,224	1.83%	31.70%
2012	0.10%	32,958	13.561635	446,964	2.05%	15.62%
2012	0.20%	783,931	13.746295	10,776,147	2.05%	15.51%
2012	0.25%	355,456	15.457586	5,494,492	2.05%	15.45%
2011	0.10%	35,823	11.729321	420,179	1.62%	1.78%
2011	0.20%	741,013	11.900956	8,818,763	1.62%	1.67%
2011	0.25%	433,464	13.389225	5,803,747	1.62%	1.62%
2010	0.10%	38,692	11.524660	445,912	1.95%	14.72%
2010	0.20%	1,913,959	11.704974	22,402,840	1.95%	14.61%
2010	0.25%	502,399	13.175298	6,619,257	1.95%	14.55%
2009	0.10%	41,573	10.045645	417,628	2.08%	26.21%
2009	0.20%	905,049	10.213014	9,243,278	2.08%	26.08%
2009	0.25%	684,501	11.501671	7,872,905	2.08%	26.02%
2009	0.40%	5	11.302075	57	2.08%	25.83%
Socially Responsible Growth Fund Inc - Initial Shares(DSRG)
2013	0.25%	633	17.068229	10,804	1.19%	34.01%
2012	0.25%	1,519	12.736712	19,347	0.77%	11.69%
2011	0.25%	1,537	11.403159	17,527	0.84%	0.65%
2010	0.25%	2,396	11.329549	27,146	1.02%	14.53%
2009	0.25%	3,436	9.892320	33,990	1.63%	33.42%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.25%	366	9.810958	3,591	0.00%	-1.89%	4/27/2012
Mid Cap Growth Portfolio- Class 1 (OGGO)
2013	0.25%	28,421	32.540992	924,848	0.06%	42.94%
2012	0.25%	39,822	22.764779	906,539	0.00%	15.82%
2011	0.25%	32,145	19.655518	631,827	0.00%	-6.38%
2010	0.25%	48,346	20.995929	1,015,069	0.00%	25.32%
2009	0.25%	82,943	16.754091	1,389,635	0.00%	42.68%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares(JABS)
2013	0.20%	52	$ 24.881872	$1,294	2.42%	19.56%
2013	0.25%	5,506	24.741356	136,226	2.42%	19.50%
2012	0.20%	28	20.810679	583	2.44%	13.15%
2012	0.25%	4,998	20.703503	103,476	2.44%	13.09%
2011	0.20%	85	18.392478	1,563	2.77%	1.15%
2011	0.25%	7,459	18.306924	136,551	2.77%	1.10%
2010	0.20%	5	18.182894	91	3.94%	7.90%
2010	0.25%	2,879	18.107344	52,131	3.94%	7.85%
2009	0.25%	5,883	16.789471	98,772	3.76%	25.27%
2009	0.40%	3	16.606015	50	3.76%	25.08%
Janus Aspen Series - Forty Portfolio - Service Shares(JACAS)
2013	0.20%	34	16.366354	556	0.51%	30.62%
2013	0.25%	7,221	16.252771	117,361	0.51%	30.56%
2012	0.20%	37	12.529347	464	0.60%	23.61%
2012	0.25%	13,085	12.448610	162,890	0.60%	23.55%
2011	0.20%	43	10.136220	436	0.27%	-7.13%
2011	0.25%	15,063	10.075943	151,774	0.27%	-7.17%
2010	0.20%	13	10.914078	142	0.24%	6.27%
2010	0.25%	19,871	10.854583	215,691	0.24%	6.21%
2009	0.25%	19,748	10.219612	201,817	0.00%	45.65%
2009	0.40%	2	10.068481	20	0.00%	45.43%
Janus Aspen Series - Global Technology Portfolio - Service Shares(JAGTS)
2013	0.25%	17,752	8.178071	145,177	0.00%	35.05%
2012	0.25%	31,347	6.055509	189,822	0.00%	18.85%
2011	0.25%	37,279	5.095046	189,938	0.00%	-8.88%
2010	0.25%	298,426	5.591880	1,668,762	0.00%	24.09%
2009	0.25%	394,308	4.506481	1,776,942	0.00%	56.51%
Janus Aspen Series - Overseas Portfolio - Service Shares(JAIGS)
2013	0.25%	121,759	16.812707	2,047,098	3.03%	14.00%
2012	0.25%	144,457	14.748538	2,130,530	0.62%	12.90%
2011	0.25%	148,031	13.063595	1,933,817	0.38%	-32.51%
2010	0.25%	154,714	19.355227	2,994,525	0.51%	24.70%
2009	0.25%	192,694	15.520876	2,990,780	0.40%	78.62%
Retirement Emerging Markets Equity Portfolio - Service Shares(LZREMS)
2013	0.20%	3,193	11.188897	35,726	1.37%	-1.44%
2013	0.25%	15,534	11.168411	173,490	1.37%	-1.49%
2012	0.20%	2,970	11.352455	33,717	0.81%	21.81%
2012	0.25%	17,947	11.337345	203,471	0.81%	21.75%
2011	0.20%	36,453	9.320058	339,744	2.69%	-18.16%
2011	0.25%	58,357	9.312320	543,439	2.69%	-18.20%
Series Fund - Mid Cap Stock Fund: Class VC(LOVMCV)
2013	0.25%	24	17.209128	413	0.12%	29.99%
2012	0.25%	457	13.238427	6,050	0.15%	14.26%
2011	0.25%	2,998	11.586400	34,736	0.22%	-4.25%
2010	0.25%	3,024	12.100786	36,593	0.14%	25.12%
2009	0.25%	10,880	9.671569	105,227	0.45%	26.30%
Research International Series - Service Class(MVRISC)
2013	0.25%	9,172	10.600321	97,226	1.74%	18.37%
2012	0.25%	9,647	8.955409	86,393	2.13%	16.12%
2011	0.25%	9,778	7.712183	75,410	1.71%	-11.28%
2010	0.25%	10,732	8.692628	93,289	1.37%	10.20%
2009	0.25%	11,163	7.888076	88,055	1.90%	30.24%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class(MVFSC)
2013	0.25%	9,129	$ 13.864468	$126,569	1.01%	35.26%
2012	0.25%	9,603	10.250498	98,436	1.34%	15.59%
2011	0.25%	12,156	8.867804	107,797	1.17%	-0.71%
2010	0.25%	9,308	8.931612	83,135	1.32%	10.94%
2009	0.25%	9,681	8.050967	77,941	0.00%	22.15%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class(MVIVSC)
2013	0.25%	96,252	20.596474	1,982,452	1.31%	27.31%
2012	0.25%	112,571	16.177603	1,821,129	1.31%	15.64%
2011	0.25%	187,079	13.989490	2,617,140	0.98%	-2.02%
2010	0.25%	144,340	14.278137	2,060,906	1.16%	8.51%
2009	0.25%	119,114	13.158607	1,567,374	0.00%	31.59%	5/1/2009
Emerging Markets Debt Portfolio - Class I(MSEM)
2013	0.25%	10,054	29.504706	296,640	3.69%	-8.98%
2012	0.25%	11,179	32.414641	362,363	2.47%	17.67%
2011	0.25%	20,882	27.548050	575,258	0.67%	6.77%
2010	0.25%	1,169	25.802224	30,163	4.11%	9.47%
2009	0.25%	1,001	23.569995	23,594	4.70%	29.88%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-Class I(MSVMG)
2013	0.25%	7,567	17.110132	129,472	0.31%	37.14%
2012	0.25%	8,329	12.476126	103,914	0.00%	8.42%
2011	0.25%	8,177	11.507335	94,095	0.28%	-7.35%
2010	0.25%	5,561	12.420541	69,071	0.00%	31.98%
2009	0.25%	7,909	9.410608	74,428	0.00%	57.27%
U.S. Real Estate Portfolio - Class I(MSVRE)
2013	0.20%	868	34.449181	29,902	0.14%	1.85%
2013	0.25%	42	35.849340	1,506	0.14%	1.80%
2012	0.20%	827	33.823428	27,972	0.75%	15.60%
2012	0.25%	24,531	35.215760	863,878	0.75%	15.55%
2011	0.20%	9,222	29.258108	269,818	0.88%	5.71%
2011	0.25%	30,847	30.477778	940,148	0.88%	5.66%
2010	0.25%	29,662	28.846381	855,641	1.69%	29.64%
2009	0.25%	57,931	22.251750	1,289,066	2.74%	28.03%
Federated NVIT High Income Bond Fund - Class I(HIBF)
2013	0.20%	3,302	23.149733	76,440	6.66%	6.86%
2013	0.25%	46,091	23.496371	1,082,971	6.66%	6.80%
2012	0.20%	2,937	21.663994	63,627	7.41%	14.33%
2012	0.25%	47,356	21.999371	1,041,802	7.41%	14.27%
2011	0.20%	12,948	18.949115	245,353	8.33%	3.61%
2011	0.25%	56,573	19.252108	1,089,150	8.33%	3.56%
2010	0.25%	92,350	18.590518	1,716,834	8.65%	12.87%
2009	0.25%	94,725	16.470462	1,560,165	8.91%	45.63%
NVIT Emerging Markets Fund - Class I(GEM)
2013	0.25%	34,149	26.217108	895,288	1.15%	0.49%
2012	0.25%	38,432	26.088139	1,002,619	0.52%	16.92%
2011	0.25%	39,554	22.311980	882,528	0.69%	-22.57%
2010	0.25%	40,199	28.814934	1,158,332	0.06%	15.88%
2009	0.25%	40,474	24.865174	1,006,393	1.30%	62.91%
NVIT International Equity Fund - Class I(GIG)
2013	0.25%	2,195	16.098886	35,337	0.43%	17.54%
2012	0.25%	5,764	13.696713	78,948	0.80%	15.32%
2011	0.25%	6,959	11.877298	82,654	1.44%	-9.99%
2010	0.25%	4,554	13.195400	60,092	0.85%	13.01%
2009	0.25%	6,777	11.676578	79,132	1.04%	29.40%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I(TRF)
2013	0.25%	6,796	$ 17.356233	$117,953	1.34%	30.77%
2012	0.25%	7,947	13.271916	105,472	1.00%	13.93%
2011	0.20%	9,622	11.842189	113,946	1.31%	0.33%
2011	0.25%	14,528	11.649334	169,242	1.31%	0.28%
2010	0.25%	17,101	11.617005	198,662	1.02%	13.17%
2009	0.25%	19,379	10.265438	198,934	1.59%	25.78%
NVIT Government Bond Fund - Class I(GBF)
2013	0.20%	10,842	16.765714	181,774	0.83%	-4.25%
2013	0.25%	18,134	19.912842	361,099	0.83%	-4.29%
2012	0.20%	11,350	17.509330	198,731	1.85%	2.85%
2012	0.25%	140,297	20.806449	2,919,082	1.85%	2.80%
2011	0.20%	72,792	17.024059	1,239,215	2.99%	7.04%
2011	0.25%	184,779	20.239936	3,739,915	2.99%	6.99%
2010	0.20%	76	15.904251	1,209	2.92%	4.57%
2010	0.25%	216,012	18.918030	4,086,521	2.92%	4.52%
2009	0.25%	233,386	18.099905	4,224,264	3.21%	2.43%
2009	0.40%	46	17.785926	818	3.21%	2.28%
American Century NVIT Growth Fund - Class I(CAF)
2013	0.25%	3,994	11.776468	47,035	0.67%	29.42%
2012	0.25%	4,812	9.099714	43,788	0.67%	13.74%
2011	0.25%	3,316	8.000719	26,530	0.59%	-0.94%
2010	0.25%	4,363	8.076493	35,238	0.62%	18.95%
2009	0.25%	5,417	6.789878	36,781	0.56%	33.14%
NVIT International Index Fund - Class II (GVIX2)
2011	0.25%	141	6.876547	970	0.00%	-12.94%
2009	0.20%	623,586	7.374176	4,598,433	2.64%	28.33%
NVIT Investor Destinations Aggressive Fund - Class II(GVIDA)
2013	0.25%	30	21.205202	636	0.97%	26.93%
2012	0.25%	167	16.706332	2,790	1.55%	15.61%
2011	0.25%	179	14.450227	2,587	1.83%	-4.17%
2010	0.25%	302	15.079089	4,554	1.77%	14.34%
2009	0.25%	257	13.187693	3,389	1.22%	26.89%
NVIT Investor Destinations Conservative Fund - Class II(GVIDC)
2013	0.25%	7,734	15.685383	121,311	2.11%	4.57%
2012	0.25%	408	14.999901	6,120	1.74%	4.91%
2011	0.25%	416	14.297532	5,948	2.41%	2.67%
2010	0.25%	398	13.925202	5,542	2.32%	5.63%
2009	0.25%	338	13.183237	4,456	1.92%	8.81%
NVIT Investor Destinations Moderate Fund - Class II(GVIDM)
2013	0.20%	31	19.070216	591	1.45%	16.39%
2013	0.25%	1,940	18.956755	36,776	1.45%	16.34%
2012	0.20%	75	16.384181	1,229	1.89%	10.59%
2012	0.25%	3,285	16.294844	53,529	1.89%	10.53%
2011	0.20%	49	14.815234	726	2.72%	-0.24%
2011	0.25%	2,261	14.741846	33,331	2.72%	-0.29%
2010	0.20%	17	14.850857	252	1.99%	10.69%
2010	0.25%	34,645	14.784666	512,215	1.99%	10.64%
2009	0.25%	49,703	13.363298	664,196	1.59%	18.84%
2009	0.40%	4	13.205276	53	1.59%	18.66%
NVIT Investor Destinations Moderately Aggressive Fund - Class II(GVDMA)
2013	0.25%	2,841	20.447238	58,091	1.51%	22.07%
2012	0.25%	4,093	16.750188	68,559	1.51%	13.48%
2011	0.25%	4,776	14.761085	70,499	2.00%	-2.37%
2010	0.25%	2,732	15.119471	41,306	1.97%	12.55%
2009	0.25%	2,835	13.433301	38,083	1.57%	24.08%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II(GVDMC)
2013	0.25%	218	$ 17.596985	$3,836	0.28%	10.22%
2012	0.25%	428	15.965491	6,833	1.72%	7.77%
2011	0.25%	437	14.814478	6,474	2.32%	1.81%
2010	0.25%	392	14.551412	5,704	2.25%	8.25%
2009	0.25%	368	13.443003	4,947	1.89%	14.28%
NVIT Mid Cap Index Fund - Class I(MCIF)
2013	0.20%	271,252	29.286575	7,944,042	1.18%	32.78%
2013	0.25%	638	38.029714	24,263	1.18%	32.72%
2012	0.20%	261,974	22.056188	5,778,148	1.07%	17.24%
2012	0.25%	1,755	28.655096	50,290	1.07%	17.18%
2011	0.20%	280,177	18.813235	5,271,036	0.77%	-2.74%
2011	0.25%	2,346	24.454135	57,369	0.77%	-2.79%
2010	0.20%	308,257	19.342901	5,962,585	1.25%	25.95%
2010	0.25%	2,455	25.155173	61,756	1.25%	25.89%
2009	0.20%	313,690	15.357744	4,817,571	0.97%	36.48%
2009	0.25%	6,504	19.982487	129,966	0.97%	36.41%
NVIT Money Market Fund - Class I(SAM)
2013	0.25%	1,571	13.508932	21,223	0.00%	-0.25%
2012	0.25%	23,201	13.542829	314,207	0.00%	-0.25%
2011	0.25%	23,658	13.576905	321,202	0.00%	-0.25%
2010	0.25%	24,079	13.610786	327,734	0.00%	-0.25%
2009	0.25%	24,495	13.644862	334,231	0.04%	-0.21%
NVIT Money Market Fund - Class V (SAM5)
2013	0.20%	1,358,231	11.471170	15,580,499	0.00%	-0.20%
2013	0.25%	4,472,351	11.407039	51,016,282	0.00%	-0.25%
2012	0.20%	893,950	11.494165	10,275,209	0.00%	-0.20%
2012	0.25%	4,282,856	11.435565	48,976,878	0.00%	-0.25%
2011	0.20%	950,693	11.517285	10,949,402	0.00%	-0.20%
2011	0.25%	4,222,427	11.464248	48,406,950	0.00%	-0.25%
2010	0.20%	408,271	11.540261	4,711,554	0.00%	-0.20%
2010	0.25%	4,152,465	11.492942	47,724,039	0.00%	-0.25%
2009	0.20%	642,094	11.563359	7,424,763	0.05%	-0.14%
2009	0.25%	4,307,135	11.521736	49,625,672	0.05%	-0.19%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.25%	6,009	14.318656	86,041	0.67%	34.40%
2012	0.25%	12,651	10.653460	134,777	0.43%	16.06%
2011	0.25%	15,823	9.179010	145,239	0.01%	-3.15%
2010	0.25%	15,853	9.477375	150,245	0.05%	15.22%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.25%	861	15.656577	13,480	0.89%	35.10%
2012	0.25%	3,865	11.588884	44,791	1.27%	17.52%
2011	0.25%	4,891	9.861595	48,233	1.14%	-6.06%
2010	0.25%	4,547	10.498264	47,736	0.48%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.25%	683	11.011282	7,521	0.00%	14.62%
2011	0.25%	678	9.607082	6,514	0.00%	-4.47%
2010	0.25%	2,326	10.056395	23,391	0.00%	26.50%
2009	0.25%	2,520	7.949631	20,033	0.00%	26.80%
NVIT Multi-Manager Small Cap Growth Fund - Class I(SCGF)
2013	0.25%	1,364	25.597875	34,916	0.00%	43.93%
2012	0.25%	13,920	17.785105	247,569	0.00%	13.15%
2011	0.25%	14,809	15.717643	232,763	0.00%	-0.90%
2010	0.25%	15,458	15.859701	245,159	0.00%	25.13%
2009	0.25%	17,800	12.674135	225,600	0.00%	27.14%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I(SCVF)
2013	0.25%	7,264	$ 39.607981	$287,712	0.75%	40.05%
2012	0.25%	10,860	28.281495	307,137	0.87%	20.14%
2011	0.25%	11,349	23.539764	267,153	0.23%	-5.31%
2010	0.25%	146,751	24.858931	3,648,073	0.59%	26.29%
2009	0.25%	163,056	19.684295	3,209,642	0.49%	25.90%
NVIT Multi-Manager Small Company Fund - Class I(SCF)
2013	0.20%	57	27.563434	1,571	0.10%	40.62%
2013	0.25%	18,852	36.541905	688,888	0.10%	40.55%
2012	0.20%	65	19.600737	1,274	0.15%	15.27%
2012	0.25%	58,790	25.998430	1,528,448	0.15%	15.21%
2011	0.20%	83	17.004023	1,411	0.54%	-5.75%
2011	0.25%	75,820	22.565446	1,710,912	0.54%	-5.79%
2010	0.20%	23	18.040808	415	0.29%	25.07%
2010	0.25%	97,673	23.953296	2,339,590	0.29%	25.01%
2009	0.25%	111,831	19.161684	2,142,870	0.27%	34.37%
2009	0.40%	5	18.829123	94	0.27%	34.16%
NVIT Multi-Sector Bond Fund - Class I(MSBF)
2013	0.25%	1,463	20.597099	30,134	1.59%	-1.37%
2012	0.25%	7,603	20.883440	158,777	5.70%	11.97%
2011	0.25%	2,326	18.651135	43,383	3.46%	5.28%
2010	0.25%	38,663	17.714993	684,915	6.05%	10.31%
2009	0.25%	50,310	16.059107	807,934	9.85%	24.07%
Invesco NVIT Comstock Value Fund - Class I(EIF)
2013	0.25%	177	19.079784	3,377	0.00%	35.30%
2012	0.25%	1,323	14.101749	18,657	1.23%	18.17%
2011	0.25%	1,531	11.933646	18,270	1.19%	-2.57%
2010	0.25%	4,655	12.248218	57,015	1.51%	15.48%
2009	0.25%	5,260	10.606083	55,788	1.19%	28.23%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.25%	9,171	24.237549	222,283	1.54%	2.79%
VPS Growth and Income Portfolio - Class A(ALVGIA)
2013	0.25%	2,542	25.465870	64,734	0.45%	34.63%
2012	0.25%	80,947	18.915871	1,531,183	2.06%	17.23%
2011	0.20%	51	16.210964	827	1.11%	6.10%
2011	0.25%	2,633	16.135567	42,485	1.11%	6.05%
2010	0.20%	13	15.278240	199	0.00%	12.87%
2010	0.25%	1,955	15.214771	29,745	0.00%	12.81%
2009	0.25%	1,961	13.487083	26,448	3.19%	20.52%
2009	0.40%	3	13.339666	40	3.19%	20.34%
VPS International Value Portfolio - Class A(ALVIVA)
2013	0.20%	7,602	8.868473	67,418	6.48%	22.76%
2012	0.20%	7,048	7.224352	50,917	0.33%	14.30%
2011	0.20%	65,987	6.320359	417,062	3.99%	-19.41%
2011	0.25%	42,792	6.302451	269,694	3.99%	-19.45%
2010	0.25%	123,777	7.824523	968,496	1.62%	4.33%
2009	0.20%	616,550	7.513480	4,632,436	1.10%	34.41%
2009	0.25%	118,246	7.499685	886,808	1.10%	34.34%
VP Balanced Fund - Class I(ACVB)
2012	0.25%	16,745	16.481544	275,983	2.07%	11.52%
2011	0.25%	17,669	14.778814	261,127	1.90%	5.07%
2010	0.25%	18,479	14.065755	259,921	1.90%	11.36%
2009	0.25%	19,328	12.631253	244,137	5.71%	15.19%
VP Capital Appreciation Fund - Class I(ACVCA)
2012	0.25%	17,464	25.161820	439,426	0.00%	15.71%
2011	0.25%	18,298	21.745340	397,896	0.00%	-6.74%
2010	0.25%	19,302	23.316749	450,060	0.00%	30.96%
2009	0.25%	21,242	17.804024	378,193	0.92%	36.73%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2013	0.25%	32,220	$ 20.756356	$668,770	2.24%	35.48%
2012	0.25%	31,725	15.320436	486,041	2.12%	14.46%
2011	0.25%	33,414	13.385322	447,257	1.53%	2.85%
2010	0.25%	35,261	13.013791	458,879	1.52%	13.86%
2009	0.25%	37,991	11.429510	434,219	4.80%	17.80%
VP International Fund - Class I(ACVI)
2013	0.25%	49,492	18.909628	935,875	2.04%	22.10%
2012	0.25%	66,912	15.486435	1,036,228	0.86%	20.86%
2011	0.25%	76,433	12.813741	979,393	1.44%	-12.26%
2010	0.25%	89,078	14.604343	1,300,926	2.52%	13.01%
2009	0.25%	119,188	12.923118	1,540,281	2.22%	33.43%
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.25%	8,859	15.856239	140,470	1.15%	29.79%
2012	0.25%	12,263	12.216827	149,815	1.74%	16.04%
2011	0.25%	26,309	10.528412	276,992	0.40%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2013	0.25%	1,392	18.608010	25,902	0.49%	36.73%
2012	0.25%	2,529	13.609145	34,418	0.00%	13.64%
2011	0.20%	23	12.033779	277	0.00%	0.86%
2011	0.25%	3,112	11.975768	37,269	0.00%	0.81%
2010	0.20%	4	11.930621	48	0.61%	15.85%
2010	0.25%	3,097	11.879037	36,789	0.61%	15.79%
2009	0.25%	13,824	10.258719	141,817	0.37%	34.14%
2009	0.40%	1	10.141367	10	0.37%	33.94%
VP Value Fund - Class I(ACVV)
2013	0.25%	34,256	27.611997	945,877	1.65%	31.40%
2012	0.25%	37,784	21.014154	793,999	2.08%	14.29%
2011	0.25%	39,691	18.386879	729,794	2.02%	0.76%
2010	0.25%	48,529	18.247676	885,541	2.20%	13.14%
2009	0.25%	57,418	16.128480	926,065	5.97%	19.56%
VP Vista(SM) Fund - Class I (ACVVS1)
2013	0.25%	22	18.467741	406	0.00%	29.85%
2012	0.25%	3,394	14.222632	48,272	0.00%	15.33%
2011	0.25%	3,534	12.332624	43,583	0.00%	-8.12%
2010	0.25%	3,686	13.423172	49,478	0.00%	23.57%
2009	0.25%	3,192	10.862560	34,673	0.00%	22.16%
MidCap Stock Portfolio - Initial Shares(DVMCS)
2012	0.25%	947	21.586376	20,442	0.02%	19.38%
2011	0.25%	1,020	18.082797	18,444	0.49%	0.14%
2010	0.25%	1,006	18.056676	18,165	0.55%	26.78%
2009	0.25%	3,955	14.242624	56,330	2.13%	35.17%
Small Cap Stock Index Portfolio - Service Shares(DVSCS)
2013	0.20%	290,407	27.319009	7,933,631	1.09%	40.43%
2013	0.25%	2,245	27.160116	60,974	1.09%	40.36%
2012	0.20%	298,404	19.453459	5,804,990	0.44%	15.51%
2012	0.25%	2,263	19.349975	43,789	0.44%	15.45%
2011	0.20%	311,524	16.841422	5,246,507	0.63%	0.36%
2011	0.25%	1,371	16.760220	22,978	0.63%	0.31%
2010	0.20%	355,326	16.780615	5,962,589	0.59%	25.58%
2010	0.25%	1,503	16.708035	25,112	0.59%	25.51%
2009	0.20%	363,020	13.363002	4,851,037	2.36%	24.78%
2009	0.25%	2,197	13.311853	29,246	2.36%	24.71%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares(DCAP)
2013	0.25%	26,150	$ 21.395032	$559,480	1.96%	20.80%
2012	0.25%	29,420	17.711000	521,058	5.74%	10.15%
2011	0.20%	221	13.851795	3,061	1.59%	8.79%
2011	0.25%	31,699	16.078450	509,671	1.59%	8.74%
2010	0.20%	59	12.732094	751	2.05%	15.09%
2010	0.25%	29,571	14.786142	437,241	2.05%	15.03%
2009	0.25%	27,278	12.854271	350,639	2.28%	22.25%
2009	0.40%	9	12.631233	114	2.28%	22.07%
Growth and Income Portfolio - Initial Shares(DGI)
2012	0.25%	12,802	12.709125	162,702	1.45%	17.78%
2011	0.25%	13,415	10.790773	144,758	1.25%	-3.04%
2010	0.25%	14,052	11.128665	156,380	1.23%	18.31%
2009	0.25%	14,547	9.406322	136,834	1.38%	28.46%
International Value Portfolio - Initial Shares(DVIV)
2013	0.25%	19,584	20.783391	407,022	1.89%	22.69%
2012	0.25%	20,511	16.940266	347,462	2.91%	12.38%
2011	0.25%	21,062	15.073543	317,479	2.32%	-18.68%
2010	0.25%	47,861	18.536839	887,192	1.88%	4.19%
2009	0.25%	56,561	17.790702	1,006,260	4.31%	30.65%
Quality Bond Fund II - Primary Shares(FQB)
2013	0.25%	106	20.545590	2,178	2.80%	0.78%
2012	0.25%	155,678	20.386022	3,173,655	0.70%	9.45%
2011	0.25%	14,557	18.626322	271,143	6.00%	2.02%
2010	0.25%	27,472	18.257953	501,582	4.56%	8.23%
2009	0.25%	25,113	16.869071	423,633	1.73%	20.13%
Equity-Income Portfolio - Initial Class(FEIP)
2012	0.25%	3,223	14.824905	47,781	3.15%	17.01%
2011	0.25%	3,384	12.669334	42,873	2.66%	0.72%
2010	0.25%	3,291	12.578769	41,397	1.95%	14.86%
2009	0.25%	2,785	10.951232	30,499	2.44%	29.88%
High Income Portfolio - Initial Class(FHIP)
2012	0.25%	2,572	21.223255	54,586	5.80%	13.94%
2011	0.25%	2,722	18.626329	50,701	7.24%	3.77%
2010	0.25%	2,594	17.949315	46,561	8.03%	13.54%
2009	0.25%	2,115	15.808925	33,436	8.93%	43.60%
VIP Asset Manager Portfolio - Initial Class(FAMP)
2013	0.25%	124,607	18.446522	2,298,566	1.49%	15.42%
2012	0.25%	165,902	15.982432	2,651,517	1.47%	12.20%
2011	0.25%	238,337	14.244553	3,395,004	1.88%	-2.80%
2010	0.25%	306,766	14.655393	4,495,776	1.74%	13.98%
2009	0.25%	302,181	12.857966	3,885,433	2.33%	28.79%
VIP Contrafund(R) Portfolio - Initial Class(FCP)
2012	0.25%	8,838	18.860264	166,687	1.35%	16.12%
2011	0.25%	9,281	16.241386	150,736	1.08%	-2.77%
2010	0.25%	8,752	16.703813	146,192	1.28%	16.92%
2009	0.25%	7,816	14.286022	111,660	1.45%	35.37%
VIP Contrafund(R) Portfolio - Service Class(FCS)
2013	0.20%	4,878	26.010554	126,879	1.01%	30.88%
2013	0.25%	20,830	30.864967	642,917	1.01%	30.82%
2012	0.20%	4,411	19.873131	87,660	0.73%	16.08%
2012	0.25%	22,189	23.593889	523,525	0.73%	16.02%
2011	0.20%	47,973	17.120921	821,342	0.67%	-2.83%
2011	0.25%	54,122	20.336584	1,100,657	0.67%	-2.88%
2010	0.20%	19	17.619725	335	1.08%	16.87%
2010	0.25%	121,638	20.939519	2,547,041	1.08%	16.82%
2009	0.25%	128,992	17.925263	2,312,216	1.20%	35.33%
2009	0.40%	7	17.614183	123	1.20%	35.12%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class(FEIS)
2013	0.25%	13,203	$ 20.985938	$277,077	2.24%	27.69%
2012	0.25%	15,961	16.434813	262,316	2.95%	16.89%
2011	0.25%	24,684	14.059555	347,046	2.38%	0.61%
2010	0.25%	29,780	13.974628	416,164	1.98%	14.80%
2009	0.25%	37,804	12.172977	460,187	1.56%	29.71%
VIP Growth Opportunities Portfolio - Initial Class(FGOP)
2012	0.25%	1,358	13.171487	17,887	0.41%	19.31%
2011	0.25%	1,426	11.039438	15,742	0.17%	2.04%
2010	0.25%	1,384	10.818560	14,973	0.25%	23.43%
2009	0.25%	959	8.765173	8,406	0.48%	45.49%
VIP Growth Opportunities Portfolio - Service Class(FGOS)
2013	0.25%	16,553	16.669793	275,935	0.10%	37.43%
2012	0.25%	118,550	12.129365	1,437,936	0.31%	19.16%
2011	0.25%	116,596	10.178749	1,186,801	0.05%	1.93%
2010	0.25%	96,266	9.986456	961,356	0.10%	23.34%
2009	0.25%	104,534	8.096367	846,346	0.39%	45.36%
VIP Growth Portfolio - Initial Class(FGP)
2012	0.25%	4,878	11.107411	54,182	0.60%	14.40%
2011	0.25%	5,137	9.709124	49,876	0.38%	-0.05%
2010	0.25%	5,152	9.713714	50,045	0.27%	23.86%
2009	0.25%	9,771	7.842315	76,627	0.46%	27.97%
VIP Growth Portfolio - Service Class(FGS)
2013	0.25%	49,975	20.944390	1,046,696	0.22%	35.86%
2012	0.25%	43,279	15.415811	667,181	0.49%	14.26%
2011	0.20%	296	10.228245	3,028	0.24%	-0.06%
2011	0.25%	46,640	13.492068	629,270	0.24%	-0.11%
2010	0.20%	79	10.234229	809	0.16%	23.81%
2010	0.25%	55,618	13.506697	751,215	0.16%	23.75%
2009	0.25%	70,607	10.914824	770,663	0.27%	27.83%
2009	0.40%	15	10.725399	161	0.27%	27.64%
VIP High Income Portfolio - Service Class(FHIS)
2013	0.25%	1,737	16.604161	28,841	4.03%	5.61%
2012	0.25%	4,770	15.722259	74,995	5.73%	13.91%
2011	0.25%	5,829	13.802358	80,454	2.08%	3.67%
2010	0.25%	121,792	13.314203	1,621,563	20.72%	13.50%
2009	0.25%	22,244	11.730220	260,927	12.21%	43.41%
VIP Investment Grade Bond Portfolio - Service Class(FIGBS)
2013	0.25%	8,542	14.450716	123,438	2.17%	-2.13%
2012	0.25%	10,117	14.765878	149,386	2.95%	5.50%
2011	0.25%	3,082	13.995522	43,134	3.53%	6.94%
2010	0.25%	2,978	13.087122	38,973	5.27%	7.41%
2009	0.25%	4,113	12.184238	50,114	8.40%	15.38%
VIP Mid Cap Portfolio - Service Class(FMCS)
2013	0.20%	2,518	23.557584	59,318	0.44%	35.79%
2013	0.25%	25,625	23.455769	601,054	0.44%	35.72%
2012	0.20%	2,202	17.348525	38,201	0.34%	14.52%
2012	0.25%	27,200	17.282185	470,075	0.34%	14.46%
2011	0.20%	31,565	15.148830	478,173	0.18%	-10.89%
2011	0.25%	56,899	15.098460	859,087	0.18%	-10.94%
2010	0.25%	71,093	16.952922	1,205,234	0.31%	28.38%
2009	0.25%	63,431	13.205147	837,616	0.62%	39.67%
VIP Overseas Portfolio - Initial Class(FOP)
2012	0.25%	2,129	13.240387	28,189	1.99%	20.44%
2011	0.25%	2,213	10.993482	24,329	1.44%	-17.37%
2010	0.25%	2,281	13.304487	30,348	1.43%	12.83%
2009	0.25%	1,927	11.791429	22,722	2.33%	26.21%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class(FOS)
2013	0.20%	30	$ 18.267711	$548	1.23%	30.12%
2013	0.25%	3,854	18.464613	71,163	1.23%	30.05%
2012	0.20%	33	14.039615	463	1.87%	20.30%
2012	0.25%	4,355	14.198038	61,832	1.87%	20.24%
2011	0.20%	125	11.670540	1,459	1.02%	-17.39%
2011	0.25%	11,702	11.808142	138,179	1.02%	-17.43%
2010	0.20%	39	14.127649	551	1.18%	12.77%
2010	0.25%	17,830	14.301363	254,993	1.18%	12.71%
2009	0.25%	30,392	12.688674	385,634	1.64%	26.12%
2009	0.40%	7	12.468464	87	1.64%	25.93%
VIP Value Strategies Portfolio - Service Class(FVSS)
2013	0.25%	92,347	24.243855	2,238,847	0.91%	30.12%
2012	0.25%	1,235	18.632032	23,011	0.02%	26.78%
2011	0.25%	1,256	14.695999	18,458	0.96%	-9.07%
2010	0.25%	1,176	16.162748	19,007	0.51%	26.14%
2009	0.25%	1,063	12.813506	13,621	0.51%	57.00%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.20%	1,942	21.974864	42,675	1.32%	35.97%
2013	0.25%	171,915	21.879759	3,761,459	1.32%	35.90%
2012	0.20%	1,820	16.162056	29,415	0.80%	18.15%
2012	0.25%	210,605	16.100162	3,390,775	0.80%	18.09%
2011	0.20%	15,806	13.679206	216,214	0.77%	-3.95%
2011	0.25%	241,525	13.633645	3,292,866	0.77%	-4.00%
2010	0.25%	42,559	14.201682	604,409	0.67%	27.90%
2009	0.25%	32,968	11.103596	366,063	1.83%	28.83%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.20%	58	25.836981	1,499	2.36%	22.72%
2013	0.25%	7,051	25.691070	181,148	2.36%	22.66%
2012	0.20%	74	21.052856	1,558	2.99%	18.00%
2012	0.25%	8,780	20.944427	183,892	2.99%	17.94%
2011	0.20%	90	17.842000	1,606	1.57%	-10.81%
2011	0.25%	8,874	17.759014	157,593	1.57%	-10.86%
2010	0.20%	29	20.004971	580	1.84%	8.19%
2010	0.25%	7,694	19.921879	153,279	1.84%	8.14%
2009	0.25%	6,164	18.423035	113,560	3.48%	36.70%
2009	0.40%	4	18.221708	73	3.48%	36.50%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.25%	18,071	16.774170	303,126	4.40%	1.38%
2012	0.25%	21,221	16.546601	351,135	5.61%	14.78%
2011	0.25%	42,354	14.416178	610,583	0.00%	-1.12%
Mid Cap Value-Institutional Shares(GVMCE)
2013	0.25%	52,219	32.457572	1,694,902	0.85%	32.56%
2012	0.25%	60,565	24.484957	1,482,931	1.12%	18.17%
2011	0.25%	67,330	20.719959	1,395,075	0.57%	-6.61%
2010	0.25%	101,953	22.186180	2,261,948	0.65%	24.69%
2009	0.25%	125,459	17.793307	2,232,331	1.79%	32.82%
ClearBridge Variable Small Cap Growth Portfolio - Class I(SBVSG)
2013	0.25%	3,216	18.386845	59,132	0.03%	46.68%
2012	0.25%	1,631	12.535151	20,445	0.36%	19.13%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Baron Growth Opportunities Fund Service Class (BNCAI)
2013	0.20%	50	$ 35.089969	$1,754	0.42%	39.78%
2013	0.25%	2,897	34.891789	101,082	0.42%	39.71%
2012	0.20%	56	25.102977	1,406	0.71%	18.01%
2012	0.25%	2,651	24.973675	66,205	0.71%	17.95%
2011	0.20%	80	21.272621	1,702	0.00%	3.82%
2011	0.25%	9,869	21.173648	208,963	0.00%	3.76%
2010	0.20%	14	20.490617	287	0.00%	26.13%
2010	0.25%	13,613	20.405470	277,780	0.00%	26.07%
2009	0.25%	24,993	16.186105	404,539	0.00%	37.98%
2009	0.40%	9	16.009192	144	0.00%	37.77%
Short Duration Bond Portfolio - I Class Shares(AMTB)
2012	0.25%	6,551	13.713252	89,836	2.97%	4.34%
2011	0.25%	6,903	13.142399	90,722	3.98%	0.04%
2010	0.25%	7,165	13.137264	94,128	5.22%	5.02%
2009	0.25%	7,568	12.509050	94,668	7.33%	13.04%
Growth Portfolio - I Class Shares(AMTG)
2012	0.25%	16,127	13.447150	216,862	0.00%	12.32%
2011	0.25%	16,821	11.972262	201,385	0.00%	-0.46%
2010	0.25%	17,823	12.028020	214,375	0.00%	31.01%
2009	0.25%	18,553	9.181242	170,340	0.00%	30.03%
Guardian Portfolio - I Class Shares(AMGP)
2013	0.25%	4,118	22.461558	92,497	1.12%	38.47%
2012	0.25%	2,743	16.221440	44,495	0.29%	12.44%
2011	0.25%	5,520	14.426236	79,633	0.51%	-3.18%
2010	0.25%	4,952	14.900336	73,786	0.34%	18.72%
2009	0.25%	8,551	12.551274	107,326	0.76%	29.36%
Mid-Cap Growth Portfolio - I Class Shares(AMCG)
2013	0.25%	45	28.337251	1,275	0.00%	32.28%
2012	0.25%	1,254	21.421953	26,863	0.00%	12.13%
2011	0.25%	1,814	19.104154	34,655	0.00%	0.22%
2010	0.25%	8,832	19.061513	168,351	0.00%	28.77%
2009	0.25%	17,388	14.802282	257,382	0.00%	31.27%
Advisers Management Trust: Large Cap Value Portfolio - Class I(AMTP)
2013	0.25%	19,601	19.459199	381,420	1.16%	30.81%
2012	0.25%	22,906	14.876106	340,752	0.43%	16.31%
2011	0.25%	24,296	12.790357	310,755	0.00%	-11.58%
2010	0.25%	27,682	14.465228	400,426	0.54%	15.38%
2009	0.25%	41,218	12.537337	516,764	2.17%	55.68%
Small-Cap Growth Portfolio - S Class Shares(AMFAS)
2012	0.25%	328	14.303271	4,691	0.00%	8.55%
2011	0.25%	314	13.176815	4,138	0.00%	-1.31%
2010	0.25%	599	13.351308	7,997	0.00%	19.31%
2009	0.25%	454	11.190284	5,080	0.00%	22.45%
Capital Income Fund/VA - Non-Service Shares(OVMS)
2012	0.25%	25,431	12.994878	330,473	1.34%	12.06%
2011	0.25%	26,839	11.596444	311,237	2.24%	0.47%
2010	0.25%	27,934	11.542336	322,424	1.38%	12.63%
2009	0.25%	29,268	10.247784	299,932	0.00%	21.59%
Capital Appreciation Fund/VA - Non-Service Shares(OVGR)
2013	0.25%	26,218	21.235537	556,753	0.95%	29.42%
2012	0.25%	36,864	16.408808	604,894	0.67%	13.83%
2011	0.25%	45,765	14.414807	659,694	0.56%	-1.40%
2010	0.25%	138,075	14.618833	2,018,495	0.21%	9.14%
2009	0.25%	186,596	13.394109	2,499,287	0.37%	44.16%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares(OVB)
2012	0.25%	23,703	$ 12.777653	$302,869	4.90%	10.02%
2011	0.25%	25,148	11.614406	292,079	5.68%	8.00%
2010	0.25%	26,061	10.754380	280,270	1.81%	11.14%
2009	0.25%	27,417	9.676718	265,307	0.00%	9.34%
Global Securities Fund/VA - Non-Service Shares(OVGS)
2013	0.25%	163,191	21.256957	3,468,944	1.45%	26.99%
2012	0.25%	76,332	16.739250	1,277,740	2.34%	20.96%
2011	0.25%	101,503	13.838516	1,404,651	1.27%	-8.52%
2010	0.25%	115,302	15.127070	1,744,181	1.76%	15.68%
2009	0.25%	167,720	13.077210	2,193,310	2.37%	39.42%
Main Street Fund(R)/VA - Non-Service Shares(OVGI)
2013	0.25%	745	17.393787	12,958	0.64%	31.44%
2012	0.25%	10,241	13.232864	135,518	0.95%	16.58%
2011	0.25%	10,556	11.351026	119,821	0.83%	-0.26%
2010	0.25%	10,808	11.381017	123,006	1.10%	15.82%
2009	0.25%	11,200	9.826673	110,059	1.76%	27.97%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares(OVAG)
2013	0.25%	1,129	19.257311	21,742	0.01%	35.64%
2012	0.25%	10,092	14.196892	143,275	0.00%	16.16%
2011	0.25%	10,534	12.222308	128,750	0.00%	0.84%
2010	0.25%	27,008	12.120053	327,338	0.00%	27.15%
2009	0.25%	28,425	9.532345	270,957	0.00%	32.28%
All Asset Portfolio - Administrative Class(PMVAAA)
2013	0.25%	19,688	17.946634	353,333	7.45%	0.02%
2012	0.25%	2,739	17.942540	49,145	0.85%	14.66%
2011	0.25%	203,903	15.648744	3,190,826	12.33%	1.70%
2010	0.25%	2,149	15.387057	33,067	6.15%	12.81%
2009	0.25%	2,845	13.639951	38,806	6.80%	21.27%
Foreign Bond Portfolio(Unhedged) - Administrative Class(PMVFBA)
2010	0.25%	36,057	12.014282	433,199	0.43%	9.21%
Low Duration Portfolio - Administrative Class(PMVLDA)
2013	0.20%	43	14.870553	639	1.32%	-0.33%
2013	0.25%	120,898	14.786404	1,787,647	1.32%	-0.38%
2012	0.20%	130	14.920147	1,940	1.82%	5.64%
2012	0.25%	284,644	14.843142	4,225,011	1.82%	5.59%
2011	0.20%	172	14.122982	2,429	1.68%	0.91%
2011	0.25%	94,955	14.057158	1,334,797	1.68%	0.86%
2010	0.20%	47	13.996078	658	1.56%	5.08%
2010	0.25%	97,738	13.937807	1,362,253	1.56%	5.03%
2009	0.25%	99,489	13.270656	1,320,284	3.19%	13.03%
2009	0.40%	7	13.125160	92	3.19%	12.86%
Real Return Portfolio - Administrative Class(PMVRRA)
2013	0.25%	255,677	17.833569	4,559,633	1.59%	-9.44%
2012	0.25%	236,204	19.693483	4,651,679	1.03%	8.48%
2011	0.25%	287,234	18.153657	5,214,348	2.05%	11.39%
2010	0.25%	295,591	16.297330	4,817,344	1.44%	7.84%
2009	0.25%	306,080	15.112339	4,625,585	2.99%	18.05%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class(PMVTRA)
2013	0.20%	867,047	$ 18.519021	$16,056,862	2.17%	-2.15%
2013	0.25%	335,397	18.414109	6,176,037	2.17%	-2.20%
2012	0.20%	1,115,082	18.926252	21,104,323	2.54%	9.38%
2012	0.25%	324,842	18.828467	6,116,277	2.54%	9.33%
2011	0.20%	1,141,251	17.303112	19,747,194	2.63%	3.40%
2011	0.25%	534,042	17.222369	9,197,468	2.63%	3.35%
2010	0.20%	681,770	16.734465	11,409,056	2.42%	7.90%
2010	0.25%	231,206	16.664698	3,852,978	2.42%	7.84%
2009	0.20%	638,498	15.509642	9,902,875	5.13%	13.80%
2009	0.25%	374,451	15.452727	5,786,289	5.13%	13.74%
2009	0.40%	10	15.283042	153	5.13%	13.57%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2013	0.25%	9,725	26.511090	257,820	5.35%	11.77%
2012	0.25%	1,876	23.718546	44,496	5.47%	15.76%
2011	0.25%	1,537	20.490135	31,493	5.28%	-1.91%
2010	0.25%	1,397	20.889289	29,182	5.71%	17.75%
2009	0.25%	1,149	17.740695	20,384	16.90%	60.09%
Growth and Income Fund - Series I Shares(ACGI)
2013	0.25%	16,063	15.418659	247,670	1.36%	33.75%
2012	0.25%	22,814	11.528209	263,005	1.31%	14.35%
2011	0.25%	49,129	10.081770	495,307	0.00%	-2.25%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2012	0.25%	339	15.145833	5,134	1.42%	17.41%
2011	0.25%	425	12.900080	5,483	0.62%	-3.29%
2010	0.20%	4	13.394748	54	0.02%	7.14%
2010	0.25%	736	13.339087	9,818	0.02%	7.08%
2009	0.25%	77,825	12.456759	969,447	4.38%	47.63%
2009	0.40%	1	12.320545	12	4.38%	47.41%
VI International Growth Fund - Series I Shares (AVIE)
2013	0.25%	550	23.592587	12,976	0.52%	18.72%
2012	0.25%	2,673	19.873147	53,121	1.53%	15.24%
2011	0.25%	5,302	17.244564	91,431	1.51%	-6.97%
2010	0.25%	2,500	18.537223	46,343	2.29%	12.58%
2009	0.25%	1,802	16.465672	29,671	4.30%	34.90%
Micro-Cap Portfolio - Investment Class (ROCMC)
2013	0.20%	1,589	31.467281	50,002	0.48%	20.74%
2013	0.25%	30,016	31.289594	939,188	0.48%	20.68%
2012	0.20%	1,133	26.061067	29,527	0.00%	7.39%
2012	0.25%	39,443	25.926857	1,022,633	0.00%	7.34%
2011	0.20%	9,938	24.267837	241,174	1.70%	-12.28%
2011	0.25%	66,349	24.154962	1,602,658	1.70%	-12.32%
2010	0.20%	49	27.663928	1,356	2.08%	29.70%
2010	0.25%	106,105	27.549005	2,923,087	2.08%	29.64%
2009	0.25%	95,536	21.251012	2,030,237	0.00%	57.65%
2009	0.40%	14	21.018795	294	0.00%	57.41%
Equity Income Portfolio - II (TREI2)
2013	0.20%	38	24.705147	939	1.33%	29.15%
2013	0.25%	67,316	24.565685	1,653,664	1.33%	29.08%
2012	0.20%	52	19.129466	995	1.93%	16.69%
2012	0.25%	71,969	19.030987	1,369,641	1.93%	16.63%
2011	0.20%	73	16.393623	1,197	1.37%	-1.22%
2011	0.25%	81,115	16.317395	1,323,585	1.37%	-1.27%
2010	0.20%	15	16.595545	249	1.71%	14.51%
2010	0.25%	150,052	16.526617	2,479,852	1.71%	14.46%
2009	0.25%	148,660	14.439362	2,146,556	1.72%	24.94%
2009	0.40%	3	14.281536	43	1.72%	24.75%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Limited-Term Bond Portfolio (TRLT1)
2013	0.25%	315	$ 10.307121	$3,247	0.21%	-0.12%
Mid-Cap Growth Portfolio - II (TRMCG2)
2013	0.25%	6,123	39.495765	241,833	0.00%	36.06%
2012	0.25%	7,391	29.028993	214,553	0.00%	13.33%
2011	0.25%	8,144	25.614079	208,601	0.00%	-1.77%
2010	0.25%	44,778	26.074777	1,167,576	0.00%	27.46%
2009	0.25%	63,884	20.457409	1,306,901	0.00%	45.00%
New America Growth Portfolio (TRNAG1)
2013	0.25%	243	23.038679	5,598	0.00%	37.66%
2012	0.25%	3,811	16.735434	63,779	0.36%	12.84%
2011	0.25%	15,840	14.831357	234,929	0.11%	-1.32%
2010	0.25%	39,982	15.029245	600,899	0.18%	19.35%
2009	0.25%	54,891	12.592384	691,209	0.00%	49.39%
Blue Chip Growth Portfolio (TRBCGP)
2013	0.25%	4,965	14.286363	70,932	0.03%	40.80%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2012	0.25%	17,206	21.559852	370,959	2.22%	5.29%
2011	0.25%	18,236	20.477523	373,428	7.67%	7.87%
2010	0.25%	18,984	18.983449	360,382	4.20%	5.93%
2009	0.25%	27,754	17.920563	497,367	3.88%	5.72%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.25%	112,913	34.230757	3,865,097	1.47%	11.74%
2012	0.25%	46,580	30.634191	1,426,941	0.00%	29.48%
2011	0.25%	50,207	23.658853	1,187,840	0.62%	-25.92%
2010	0.25%	99,639	31.937979	3,182,268	0.71%	26.52%
2009	0.25%	125,304	25.242895	3,163,036	0.14%	112.64%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.25%	7,709	40.004709	308,396	0.90%	10.26%
2012	0.25%	12,664	36.282807	459,485	0.58%	3.13%
2011	0.25%	18,335	35.182382	645,069	1.78%	-16.66%
2010	0.25%	43,231	42.214751	1,824,986	0.14%	28.91%
2009	0.25%	5,862	32.746823	191,962	0.37%	57.14%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.25%	195	15.968332	3,114	0.07%	12.46%
2011	0.25%	207	14.198847	2,939	0.37%	1.87%
2010	0.25%	259	13.938364	3,610	0.62%	12.30%
2009	0.25%	225	12.411842	2,793	0.00%	26.76%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	0.25%	535	15.618390	8,356	0.98%	0.88%
2012	0.25%	818	15.482465	12,665	0.63%	17.42%
2011	0.25%	1,501	13.185267	19,791	0.57%	4.75%
2010	0.25%	504	12.587772	6,344	1.80%	28.19%
2009	0.25%	440	9.819846	4,321	2.06%	23.31%
Advantage VT Discovery Fund (SVDF)
2012	0.25%	1,158	28.735472	33,276	0.00%	17.44%
2011	0.25%	1,204	24.468093	29,460	0.00%	0.17%
2010	0.25%	1,173	24.425922	28,652	0.00%	35.20%
2009	0.25%	886	18.066031	16,007	0.00%	39.95%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.25%	38	21.970927	835	0.02%	30.35%
2012	0.25%	3,441	16.855104	57,998	0.09%	15.23%
2011	0.25%	3,619	14.626997	52,935	0.09%	-5.75%
2010	0.25%	9,786	15.520123	151,880	0.78%	23.45%
2009	0.25%	36,207	12.572347	455,207	0.00%	47.37%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.25%	195	$ 17.662531	$3,444	0.00%	-7.39%
2010	0.25%	205	19.072022	3,910	0.00%	18.48%
2009	0.25%	146	16.097055	2,350	0.00%	42.02%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.25%	31,819	11.315359	360,043	0.10%	11.95%
2009	0.25%	48,168	10.107469	486,857	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.25%	933	17.534069	16,359	0.32%	7.74%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.25%	11,059	14.464062	159,958	1.00%	11.18%
2009	0.25%	14,555	13.009466	189,353	0.93%	24.69%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.25%	2,433	13.625762	33,151	1.18%	31.42%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.25%	6,814	13.548576	92,320	0.34%	18.87%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.25%	629	11.820920	7,435	0.66%	33.45%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.25%	33,965	3.249860	110,381	0.00%	52.09%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.25%	855	13.942266	11,921	0.00%	25.52%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.25%	33,463	9.078469	303,793	0.13%	14.17%
2009	0.25%	75,682	7.951497	601,785	1.14%	24.36%

2013	Contract owners equity:					$171,623,005
2012	Contract owners equity:					$170,846,228
2011	Contract owners equity:					$175,112,108
2010	Contract owners equity:				$182,186,115
2009	Contract owners equity:				$179,342,661

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.